Semi-Annual Report
March 31, 2000

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Capstone
Social Ethics
and
Religious Values Fund

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A Member Of
The Capstone Group
of Mutual Funds

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
-----------------------------------------------------------------------------

Dear Shareholder:

We are pleased to present the semi-annual report for Capstone Social Ethics and Religious Values Fund for the period ended March 31, 2000.

ECONOMIC OUTLOOK

The strong economic growth of the final quarter of 1999 rolled into the first quarter of 2000. The financial markets took some unusual turns as long-term interest rates headed lower in response to buybacks of long-term government bonds, while short-term interest rates headed higher in anticipation of additional interest rate hikes from the Federal Reserve. In the equity markets, the "new economy" ruled once again over the "old economy" as the tech-heavy Nasdaq composite rose 12.41% for the quarter versus a 2.29% increase for the S&P 500.

U.S. consumers continued on the spending binge that we saw at the end of 1999. Retail sales rose 1.1% in February, following a 0.4% increase in January. Even with higher interest rates, demand for automobiles and other interest-sensitive durable goods remained strong as vehicle sales rose 1.4% in February and 3.0% in January. Thirty-year home mortgage rates are up more than 1.3% (130 basis points) since the first quarter of 1999, but that has not led to a significant slowdown in the housing market. In February, sales of new homes were up 2.9% from 1999. The U.S. manufacturing sector also remains strong. The National Association of Purchasing Managers Index
(NAPM) stood at 55.8 in March (the 14th consecutive month above 50) suggesting continued strength in the sector.

The final revision to fourth quarter 1999 GDP was 7.3%, the strongest pace since 1984. Growth for the first quarter of 2000 is also expected to be well in excess of the 3.5% rate that the Federal Reserve would like to see. Over recent years we have heard Fed chairman Greenspan discuss productivity growth in the U.S. economy. At times he has been cautious (don't overestimate the benefits) and at other times almost "giddy". In his February testimony, he addressed the productivity topic again and received criticism from many economists particularly those that subscribe to "new paradigms" that advocate allowing faster growth in the economy. Greenspan testified that "the profoundly beneficial forces driving the American economy to competitive excellence are also engendering a set of imbalances that, unless contained, threaten our continuing prosperity". Greenspan explained that the rise in productivity may actually strengthen the wealth effect within the economy since higher levels of productivity raise expectations for corporate earnings and lead to even higher stock prices. The Fed is clearly concerned that tight labor markets, rapidly rising stock prices, and high expectations of future growth will lead to inflationary growth in the economy. Some have argued that Greenspan's task is more difficult at this time than perhaps a decade ago since many of these high tech companies are insensitive to small changes in short-term interest rates. His job is also made more difficult by the fact that as soon as the markets begin to feel that the Fed may be nearing the end of raising rates, then stock markets rally again (creating more wealth) since investors believe the Fed is out of the picture.

[GRAPHIC OMITTED: WORM CHART U.S. TREASURY YIELD CURVE INVERTS]

U.S. Treasury Yield Curve Inverts
12/31/99 - 3/31/00

                12/31/99    3/31/00
3 month          5.312       5.886
6 month          5.726       6.14
1 year           5.962       6.239
2 year           6.235       6.483
3 year           6.25        6.43
4 year           6.3         6.35
5 year           6.34        6.32
6 year           6.35        6.3
7 year           6.36        6.28
8 year           6.39        6.15
9 year           6.4         6.05
10 year          6.435       6.015
11 year          6.436       6.01
12 year          6.437       5.98
13 year          6.438       5.95
14 year          6.439       5.94
15 year          6.44        5.93
16 year          6.441       5.92
17 year          6.442       5.9
18 year          6.443       5.89
19 year          6.444       5.88
20 year          6.445       5.87
21 year          6.446       5.86
22 year          6.447       5.85
23 year          6.448       5.849
24 year          6.449       5.848
25 year          6.45        5.845
26 year          6.451       5.842
27 year          6.452       5.84
28 year          6.453       5.839
29 year          6.46        5.838
30 year          6.479       5.837

Source: Bloomberg

Greenspan's testimony telegraphed the interest rate increase that the Fed approved on March 21st. The next meeting is scheduled for May 16th. This represents the longest period between meetings for this year. The long time between meetings has led to some speculation that the Fed may elect to move 50 basis points in May or even consider making an inter-meeting move. We do not see the Fed abandoning the gradualist approach that they have pursued up to this point, particularly since inflation has been contained. Inter-meeting moves should be reserved for "emergency" situations. The Fed will continue to raise rates until the economy slows to a more sustainable rate. The gradualist approach will be best for both the economy and the financial markets.

EQUITY MARKET OVERVIEW

The early months of the new millennium will be remembered as some of the most tumultuous on record. The year began with the start of the long awaited correction in the equity market. As measured by the S&P 500 index, the equity market fell by 6.8 % during the first two months of the year. The market decline during this period was led by "old economy" groups such as household appliances, paper products and containers. The groups performing relatively well included electronic instruments, semiconductors, and entertainment.

Then, as suddenly as it had gone down, the market turned upward again in March, rising 9.77% with a powerful rally led by resurgence in bank, insurance, and other financial stocks as well as energy related stocks. By the end of the quarter, which to some seemed at first like the end of the bull market, the S&P produced a gain of 2.29%.

Many clients have inquired about the equity market volatility of early April. As this is written in the first week of April, the S&P has risen about 0.6 % for the month so far. This rather routine number masks the intraday volatility, particularly on Tuesday, April 4, when the S&P 500 experienced an intraday decline of 6.5%, only to rally late in the day, closing down less than 1%. The leadership in this decline was been the technology sector. This is the same area, we would note, that produced much of the market's gain during 1999.

As we have stated in past reports, the equity market over the past few years has been uncharacteristically calm, as measured by historical standards. A statistical measure often used by investors to measure volatility is standard deviation. In words, standard deviation measures the distance from the average over a given time period in which individual observations fall. If the standard deviation of a series of returns is low, it means that returns have been fairly uniform in each period observed. If the standard deviation is high, it means that returns have been more widely disbursed. Over the past 50 years, the annualized monthly standard deviation of S&P 500 returns has been 13.90%. A rolling 5 year monthly standard deviation reveals that volatility has been as high as 18% in October, 1978 and December, 1990. This same figure has been as low as 8.82% in January, 1997. At present, the five year moving standard deviation stands at 13.05%, about average for the entire period. One of the striking aspects of these figures is the extent to which volatility in the equity market has fallen in recent years. What investors experience as "increased" volatility is in fact a return to "normal" from an all time low.

The underlying causes in the recent round of increased volatility involves not only "the usual suspects" of rising interest rates and fears of inflation, but the increased uncertainty created as market valuations, as measured by P/E multiples, rise to record breaking levels.

The same can be said with respect to returns. As we noted in our last letter, the past five years of the S&P 500 have been the best ever. It is reasonable to expect that equity returns, like volatility, will return to more normal levels than those recently experienced.

[GRAPHIC OMITTED: WORM CHART S&P 500 STANDARD DEVIATION]

S&P 500 Standard Deviation

Dec-53     10.80875685
Jan-54     10.93942232
Feb-54     10.75177449
Mar-54     10.75073132
Apr-54     10.75718601
May-54     10.63552208
Jun-54     10.63047006
Jul-54     10.57932877
Aug-54     10.77070526
Sep-54     11.18499891
Oct-54     11.2680233
Nov-54     11.73816932
Dec-54     11.76550646
Jan-55     11.76551477
Feb-55     11.77183011
Mar-55     11.7998701
Apr-55     11.75992326
May-55     11.67746799
Jun-55     11.58390392
Jul-55     11.73200994
Aug-55     11.72584085
Sep-55     11.59128591
Oct-55     11.77575096
Nov-55     12.12091739
Dec-55     12.05927317
Jan-56     12.11377692
Feb-56     12.16229229
Mar-56     12.30035458
Apr-56     12.24207455
May-56     12.5425957
Jun-56     12.45023798
Jul-56     12.32094987
Aug-56     12.45401856
Sep-56     12.73032725
Oct-56     12.68129092
Nov-56     12.71410307
Dec-56     12.69394947
Jan-57     12.93882879
Feb-57     12.92696408
Mar-57     12.83172078
Apr-57     12.62965774
May-57     12.66434253
Jun-57     12.59412338
Jul-57     12.59298444
Aug-57     12.89485994
Sep-57     13.24520832
Oct-57     13.38066631
Nov-57     13.24014132
Dec-57     13.39082021
Jan-58     13.4506089
Feb-58     13.46370406
Mar-58     13.40803632
Apr-58     13.33362145
May-58     13.3342773
Jun-58     13.28789509
Jul-58     13.34407743
Aug-58     13.01010048
Sep-58     13.08263532
Oct-58     12.98361297
Nov-58     12.9932742
Dec-58     13.08483717
Jan-59     12.99290707
Feb-59     13.00145367
Mar-59     12.9976739
Apr-59     12.94464846
May-59     12.89714974
Jun-59     12.90984058
Jul-59     12.79504542
Aug-59     12.70077142
Sep-59     12.57666471
Oct-59     12.5022597
Nov-59     12.00550441
Dec-59     11.88655876
Jan-60     12.43471341
Feb-60     12.43590256
Mar-60     12.46381914
Apr-60     12.44973477
May-60     12.48955573
Jun-60     12.0418152
Jul-60     11.88309754
Aug-60     11.92142012
Sep-60     12.29188888
Oct-60     12.19148163
Nov-60     11.84115664
Dec-60     11.97828552
Jan-61     12.08427117
Feb-61     12.04105127
Mar-61     11.73937895
Apr-61     11.73348264
May-61     11.33825223
Jun-61     11.37116973
Jul-61     11.25326842
Aug-61     11.11590458
Sep-61     10.92304957
Oct-61     10.95800366
Nov-61     11.04194864
Dec-61     10.98230123
Jan-62     10.95104441
Feb-62     10.82971666
Mar-62     10.8431265
Apr-62     11.22922322
May-62     11.82192234
Jun-62     12.45019264
Jul-62     12.72577432
Aug-62     12.47044908
Sep-62     12.3334607
Oct-62     12.21019278
Nov-62     12.98643368
Dec-62     12.78944706
Jan-63     12.82424846
Feb-63     12.87055125
Mar-63     12.88633536
Apr-63     12.96458412
May-63     12.96203669
Jun-63     13.00904909
Jul-63     12.92710352
Aug-63     13.06973596
Sep-63     12.97419707
Oct-63     12.99684927
Nov-63     12.98316076
Dec-63     12.84960723
Jan-64     12.87872111
Feb-64     12.87989977
Mar-64     12.87992262
Apr-64     12.80337374
May-64     12.78943074
Jun-64     12.78615414
Jul-64     12.73538133
Aug-64     12.74020374
Sep-64     12.54426033
Oct-64     12.54356766
Nov-64     12.54409697
Dec-64     12.51351889
Jan-65     12.03368897
Feb-65     12.03742572
Mar-65     12.04127807
Apr-65     12.02943292
May-65     12.0084365
Jun-65     12.27673597
Jul-65     12.18531694
Aug-65     12.171073
Sep-65     11.79626661
Oct-65     11.80595164
Nov-65     11.72346069
Dec-65     11.60696383
Jan-66     11.35047678
Feb-66     11.35250936
Mar-66     11.40016572
Apr-66     11.41493741
May-66     11.68191516
Jun-66     11.61761766
Jul-66     11.58753805
Aug-66     12.0895909
Sep-66     12.05163962
Oct-66     12.16258588
Nov-66     12.03543412
Dec-66     12.03752899
Jan-67     12.33562042
Feb-67     12.319829
Mar-67     12.40074311
Apr-67     12.10564936
May-67     11.68307329
Jun-67     10.9437621
Jul-67     10.79070763
Aug-67     10.81267678
Sep-67     10.54071814
Oct-67     10.6873613
Nov-67      9.738750895
Dec-67      9.768520728
Jan-68      9.8718122
Feb-68      9.887409082
Mar-68      9.803517587
Apr-68     10.19774553
May-68     10.19189676
Jun-68     10.11559271
Jul-68     10.17169333
Aug-68      9.974396539
Sep-68     10.0394141
Oct-68      9.976053229
Nov-68     10.15152835
Dec-68     10.36309458
Jan-69     10.34610484
Feb-69     10.58430069
Mar-69     10.65481987
Apr-69     10.67740529
May-69     10.67232909
Jun-69     11.00881279
Jul-69     11.36536435
Aug-69     11.48212982
Sep-69     11.50198605
Oct-69     11.64513131
Nov-69     11.74924244
Dec-69     11.79284336
Jan-70     12.22767647
Feb-70     12.47891223
Mar-70     12.45508917
Apr-70     13.04198656
May-70     13.28386574
Jun-70     13.29079517
Jul-70     13.6859285
Aug-70     13.81432639
Sep-70     13.82050553
Oct-70     13.77826813
Nov-70     13.96837465
Dec-70     14.18404362
Jan-71     14.28670151
Feb-71     14.2715522
Mar-71     14.30296579
Apr-71     14.35659598
May-71     14.27023054
Jun-71     14.24053486
Jul-71     14.36746195
Aug-71     14.00213348
Sep-71     14.0025852
Oct-71     14.03533365
Nov-71     14.03548504
Dec-71     14.4964053
Jan-72     14.13269252
Feb-72     14.17100358
Mar-72     14.08704633
Apr-72     13.98504388
May-72     13.78942562
Jun-72     13.83245193
Jul-72     13.70996255
Aug-72     13.77873155
Sep-72     13.72715465
Oct-72     13.64484227
Nov-72     13.78633124
Dec-72     13.75724229
Jan-73     13.61430797
Feb-73     13.65354363
Mar-73     13.65632643
Apr-73     13.3611473
May-73     13.37756866
Jun-73     13.38138917
Jul-73     13.43688524
Aug-73     13.52692456
Sep-73     13.53555324
Oct-73     13.53529725
Nov-73     14.25207683
Dec-73     14.14371273
Jan-74     14.14614605
Feb-74     13.99730013
Mar-74     13.9609004
Apr-74     14.03930374
May-74     14.09657899
Jun-74     13.88886038
Jul-74     14.05990511
Aug-74     14.40346833
Sep-74     15.27834985
Oct-74     16.900971
Nov-74     16.96701786
Dec-74     16.96707244
Jan-75     17.54279906
Feb-75     17.60449343
Mar-75     17.62944416
Apr-75     17.24385524
May-75     17.14268405
Jun-75     17.04330268
Jul-75     17.09020532
Aug-75     16.99327948
Sep-75     17.02300356
Oct-75     17.21677444
Nov-75     17.11864156
Dec-75     16.95667717
Jan-76     17.65618689
Feb-76     17.65800785
Mar-76     17.63804006
Apr-76     17.58534518
May-76     17.49626714
Jun-76     17.57945109
Jul-76     17.46949212
Aug-76     17.39513996
Sep-76     17.41048965
Oct-76     17.32698485
Nov-76     17.32902069
Dec-76     17.06904654
Jan-77     17.2255511
Feb-77     17.20556134
Mar-77     17.21779514
Apr-77     17.21747823
May-77     17.21353127
Jun-77     17.29868358
Jul-77     17.31839352
Aug-77     17.2551846
Sep-77     17.25347108
Oct-77     17.3591435
Nov-77     17.29222516
Dec-77     17.2845597
Jan-78     17.48078471
Feb-78     17.43072492
Mar-78     17.4723803
Apr-78     17.787783
May-78     17.77665416
Jun-78     17.79246797
Jul-78     17.87540178
Aug-78     17.8517192
Sep-78     17.77822493
Oct-78     18.25807146
Nov-78     17.57713907
Dec-78     17.57541342
Jan-79     17.64319448
Feb-79     17.70791385
Mar-79     17.81756006
Apr-79     17.70690233
May-79     17.67195798
Jun-79     17.71101439
Jul-79     17.29412124
Aug-79     16.92326608
Sep-79     15.88463334
Oct-79     14.72006861
Nov-79     14.61802614
Dec-79     14.55975648
Jan-80     13.81491421
Feb-80     13.58181897
Mar-80     14.41059546
Apr-80     14.37649158
May-80     14.41072353
Jun-80     14.340782
Jul-80     14.18569167
Aug-80     14.14217675
Sep-80     14.02392741
Oct-80     13.82769035
Nov-80     14.48790538
Dec-80     14.58729637
Jan-81     13.94412857
Feb-81     13.93715516
Mar-81     13.95742399
Apr-81     13.99900134
May-81     13.97922793
Jun-81     13.91919802
Jul-81     13.90607969
Aug-81     14.1968969
Sep-81     14.41065862
Oct-81     14.50104045
Nov-81     14.58432997
Dec-81     14.52040781
Jan-82     14.33561988
Feb-82     14.54235119
Mar-82     14.52897159
Apr-82     14.60505777
May-82     14.66227372
Jun-82     14.59262269
Jul-82     14.61483969
Aug-82     15.53599281
Sep-82     15.53086883
Oct-82     16.0278963
Nov-82     16.05252023
Dec-82     16.05108478
Jan-83     15.74650732
Feb-83     15.69722764
Mar-83     15.71749247
Apr-83     15.62023151
May-83     15.64449563
Jun-83     15.62402579
Jul-83     15.64467552
Aug-83     15.6177122
Sep-83     15.59639093
Oct-83     14.93976471
Nov-83     14.93612511
Dec-83     14.96433009
Jan-84     14.93824482
Feb-84     14.96459106
Mar-84     14.83111068
Apr-84     14.82773965
May-84     15.06401068
Jun-84     15.01420689
Jul-84     15.05956048
Aug-84     15.57020544
Sep-84     15.5735143
Oct-84     15.17497159
Nov-84     15.11078699
Dec-84     15.11883925
Jan-85     15.23758784
Feb-85     15.23132581
Mar-85     14.37533206
Apr-85     14.33830959
May-85     14.3719644
Jun-85     14.35466379
Jul-85     14.16062058
Aug-85     14.18489778
Sep-85     14.30223052
Oct-85     14.37701618
Nov-85     13.94617185
Dec-85     13.90025846
Jan-86     13.67055914
Feb-86     13.95416654
Mar-86     14.03629376
Apr-86     13.99607653
May-86     14.10652852
Jun-86     14.06700154
Jul-86     14.42211
Aug-86     14.31020975
Sep-86     14.68111242
Oct-86     14.69574881
Nov-86     14.64810748
Dec-86     14.64751839
Jan-87     15.49244405
Feb-87     15.19510634
Mar-87     15.15157474
Apr-87     15.1781958
May-87     15.02362453
Jun-87     14.97986297
Jul-87     14.90179286
Aug-87     14.15621739
Sep-87     14.28130311
Oct-87     17.21093727
Nov-87     17.697917
Dec-87     17.90305099
Jan-88     17.92498668
Feb-88     17.97726371
Mar-88     18.05948026
Apr-88     17.83681089
May-88     17.82014378
Jun-88     17.84772077
Jul-88     17.7522204
Aug-88     17.87148817
Sep-88     17.92154534
Oct-88     17.89249479
Nov-88     17.92956438
Dec-88     17.90993079
Jan-89     18.07766778
Feb-89     18.03896921
Mar-89     18.04297847
Apr-89     18.11300541
May-89     17.86973544
Jun-89     17.89671246
Jul-89     18.13257732
Aug-89     17.62298341
Sep-89     17.63183915
Oct-89     17.71217431
Nov-89     17.67193047
Dec-89     17.67046629
Jan-90     17.84943655
Feb-90     17.84954841
Mar-90     17.84766142
Apr-90     17.91768204
May-90     18.17924378
Jun-90     18.20614489
Jul-90     18.20732756
Aug-90     18.78264412
Sep-90     18.88192552
Oct-90     18.84126076
Nov-90     18.79796468
Dec-90     18.74571817
Jan-91     18.7978736
Feb-91     18.7680356
Mar-91     18.67408866
Apr-91     18.64626604
May-91     18.59775969
Jun-91     18.77358116
Jul-91     18.58394443
Aug-91     18.37593332
Sep-91     17.9224692
Oct-91     17.81723498
Nov-91     17.95975021
Dec-91     18.4566411
Jan-92     17.67188949
Feb-92     17.61812725
Mar-92     17.65161205
Apr-92     17.65250878
May-92     17.65384313
Jun-92     17.59409455
Jul-92     17.55458166
Aug-92     17.54988244
Sep-92     17.49752573
Oct-92     14.24888136
Nov-92     13.62211406
Dec-92     13.34944109
Jan-93     13.28359806
Feb-93     13.19100866
Mar-93     13.05735638
Apr-93     13.16311449
May-93     13.17798334
Jun-93     13.09359201
Jul-93     13.0953448
Aug-93     12.98570352
Sep-93     12.94732285
Oct-93     12.93448307
Nov-93     12.91648651
Dec-93     12.91363889
Jan-94     12.65999079
Feb-94     12.67254315
Mar-94     12.89340075
Apr-94     12.75663398
May-94     12.68471161
Jun-94     12.75881898
Jul-94     12.27104895
Aug-94     12.34831299
Sep-94     12.42147448
Oct-94     12.35698225
Nov-94     12.50881025
Dec-94     12.49211962
Jan-95     12.04675982
Feb-95     12.11845045
Mar-95     12.12857942
Apr-95     12.05738556
May-95     11.4727215
Jun-95     11.46423585
Jul-95     11.49436016
Aug-95     10.5482061
Sep-95     10.252381
Oct-95     10.25169402
Nov-95     10.08637637
Dec-95     10.06916021
Jan-96     10.01745769
Feb-96      9.659272272
Mar-96      9.64510287
Apr-96      9.637128147
May-96      9.556584801
Jun-96      9.201423298
Jul-96      9.41377889
Aug-96      9.408169856
Sep-96      9.5368583
Oct-96      9.560816457
Nov-96      9.666794748
Dec-96      8.656606195
Jan-97      8.823490584
Feb-97      8.826760392
Mar-97      9.045822943
Apr-97      9.256662779
May-97      9.491258914
Jun-97      9.491816929
Jul-97      9.852936745
Aug-97     10.23732205
Sep-97     10.38390883
Oct-97     10.60477198
Nov-97     10.66302796
Dec-97     10.66243603
Jan-98     10.65753594
Feb-98     10.94729301
Mar-98     11.05210391
Apr-98     10.89241292
May-98     10.99712223
Jun-98     11.02690602
Jul-98     11.05486127
Aug-98     13.18244203
Sep-98     13.3239972
Oct-98     13.63933301
Nov-98     13.72258013
Dec-98     13.8321179
Jan-99     13.85487863
Feb-99     13.88357274
Mar-99     13.619408
Apr-99     13.63956273
May-99     13.78214292
Jun-99     13.71798516
Jul-99     13.90708547
Aug-99     13.9214774
Sep-99     13.94335521
Oct-99     14.07874547
Nov-99     13.83887746
Dec-99     13.93697342

Source: Capstone Research

FIXED INCOME MARKET OVERVIEW

The first quarter of 2000 proved to be one of the more interesting quarters for the fixed income market in several years. The Lehman Aggregate Index (the broadest measure of the domestic investment-grade market) rose 2.21% for the first quarter easily surpassing its return for all of 1999 when the index declined -0.82%. The desire for liquidity helped U.S. Treasury securities to outperform corporates and mortgage-backed securities by wide margins. The quarter was highlighted by a dramatic inversion of the Treasury yield curve, the widening of corporate yield spreads, and negative comments from officials of the U.S. Treasury Department regarding U.S. Agency securities.

The yield curve for two-year and thirty-year U.S. Treasuries inverted during the first quarter for the first time since March 1990. In January the Treasury department announced the details of their plan to retire outstanding debt in 2000. The plan includes the buyback of up to $30 billion of outstanding Treasury bonds and changes in the auction calendar for the issuance of new debt. Most of the buybacks will be focused in securities longer than ten years as the government is seeking to maintain an average maturity of approximately six years. The government also announced that new thirty-year bonds will now be auctioned only twice per year with approximately $10 billion in February followed by a modest reopening of the same issue (about $5 billion) in August. Following the announcement, investors scrambled to purchase the outstanding long-term bonds that would most likely be targeted for repurchase by the government. The heavy demand for these securities pushed the yields on long-term bonds lower. At the same time, anticipation of additional short-term interest rate increases from the Fed pressured rates higher on two-year securities. On January 28th the curve inverted as two year yields closed at 6.58%, and the thirty-year closed at 6.45%.

[GRAPHIC OMITTED: WORM CHART CORPORATE YIELD CURVES DO NOT INVERT]

Corporate Yield Curves Do Not Invert
"A" Rated Industrials
12/31/99 - 3/31/00

           12/31/99     3/31/00
3 Mo         6.4         6.88
6 Mo         6.74        7.15
1 Yr         6.97        7.24
2 Yr         7.09        7.38
3 Yr         7.25        7.44
4 Yr         7.34        7.48
5 Yr         7.39        7.49
6 Yr         7.47        7.5
7 Yr         7.55        7.5
8 Yr         7.6         7.5
9 Yr         7.61        7.51
10 Yr        7.61        7.51
11 Yr        7.69        7.55
12 Yr        7.7         7.6
13 Yr        7.72        7.65
14 Yr        7.74        7.66
15 Yr        7.76        7.69
16 Yr        7.79        7.7
17 Yr        7.81        7.73
18 Yr        7.85        7.75
19 Yr        7.9         7.77
20 Yr        7.97        7.79
21 Yr        7.97        7.79
22 Yr        7.97        7.8
23 Yr        7.98        7.81
24 Yr        7.98        7.82
25 Yr        7.99        7.83
26 Yr        7.98        7.83
27 Yr        7.95        7.83
28 Yr        7.94        7.83
29 Yr        7.93        7.82
30 Yr        7.91        7.82

Source: Bloomberg

While the Treasury yield curve inverted, corporate yield curves maintained their more traditional "upward sloping" shape. In other words, corporate investors were not willing to accept lower yields in exchange for the risk of owning longer dated corporate securities. As a result, corporate yield spreads widened. Longer-dated securities (20+ years) were particularly hard hit on a relative performance basis versus their long-term Treasury counterparts; for the quarter, the Lehman Long-Term Treasury Index outperformed the Long-Term Corporate Index by 6% (or 600 basis points). Since corporate yield spreads remain one of the primary themes of the fixed income market, we have once again included an updated ten-year spread table. Despite wider spreads, we maintain our positive outlook on the corporate bond sector. While a classic textbook interpretation of an inverted Treasury yield curve would indicate that a recession was imminent, the most recent inversion is much more "technical" in nature. With the Fed seeking to use a gradualist approach to slow the economy from its torrid pace, we do not believe that the credit risk of owning corporate bonds has increased to the level that is reflected in corporate yield spreads.

In mid-March, the Treasury Department made another announcement that roiled the fixed income markets. Under Secretary Gary Gensler announced his department's support for a poorly sponsored House bill that would alter the regulation of Fannie Mae, Freddie Mac and other government sponsored enterprises (GSEs). His comments pushed agency spreads wider and added more uncertainty to an already volatile market. Corporate spreads widened a bit more in sympathy with agency spreads. We do not believe that the bill has much chance of passage. First, the Treasury Department has no authority over the GSEs. Second, few lawmakers have a desire to enact legislation that would raise mortgage rates for their constituents. Finally, even the author of the bill does not expect it to become law. Investors who already own agency securities should be in no rush to sell in response to this development.

                   Ten Year "A" Rated Corporate Bonds
          Average Yield Spread over Comparable U.S. Treasuries
                            (Basis Points*)
                                                                Change
                                                                ------
Sector         12/31/98    9/30/99    12/31/99    3/31/00    12/99 - 3/00
------         --------    -------    --------    -------    ------------
Industrial       120         128        115         153          +38
Utilities         90         115        101         135          +34
Banks            120         130        118         161          +43
Finance          120         129        120         159          +39

Source: Lehman Brothers

* A basis point (bp) is equal to one one-hundredth of one percent of yield and represents the smallest unit measure for quoting bond yields. One hundred basis points is equal to 1.00%.

Sincerely,

/S/EDWARD L. JAROSKI                    /S/DAN E. WATSON
Edward L. Jaroski                       Dan E. Watson
President and Chairman of the Board     Executive Vice President



CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
MONEY MARKET FUND
SCHEDULE OF INVESTMENTS - March 31, 2000 (Unaudited)
---------------------------------------------------------------------------------------------------------------
                                                                            Shares                     Value
                                                                         ------------              ------------
SHORT-TERM INVESTMENTS (100.04%)
AIM Prime Portfolio Money Market, Institutional Class                      18,541,620               $18,541,620
Fifth Third Bank, 5.55%, dated 03/31/00,due 04/03/00,
repurchase price $945,909 (collateralized by FNMA Pool #535117,
7.50%, due 01/16/30, market value $970,000) (Cost $945,472)                   945,472                   945,472
                                                                                                   ------------
TOTAL INVESTMENTS (Cost $19,487,092) (100.04%)                                                       19,487,092
OTHER ASSETS & LIABILITIES, NET (-0.04%)                                                                 (7,331)
                                                                                                   ------------
NET ASSETS (100.00%)                                                                                $19,479,761
                                                                                                   ============
See notes to financial statements.




CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SHORT-TERM BOND FUND
SCHEDULE OF INVESTMENTS - March 31, 2000 (Unaudited)
---------------------------------------------------------------------------------------------------------------
                                                                          Principal                    Value
                                                                         ------------              ------------
AGENCY OBLIGATIONS (32.55%)

FEDERAL FARM MORTGAGE CO. (9.99%)
5.50%, 03/26/02                                                             1,700,000                $1,655,103
6.10%, 11/19/01                                                             1,000,000                   986,250
                                                                                                   ------------
                                                                                                      2,641,353
                                                                                                   ------------
FEDERAL HOME LOAN BANK (10.98%)
5.25%, 04/25/02                                                             3,000,000                 2,902,500
                                                                                                   ------------
FEDERAL HOME LOAN MORTGAGE CO. (7.85%)
4.75%, 12/14/01                                                             2,150,000                 2,075,760
                                                                                                   ------------
FEDERAL NATIONAL MORTGAGE ASSOC. (3.73%)
6.52%, 09/05/02                                                             1,000,000                   985,780
                                                                                                   ------------
TOTAL AGENCY OBLIGATIONS (Cost $8,719,906)                                                            8,605,393
                                                                                                   ------------

CORPORATE BONDS (36.58%)

APPAREL (2.56%)
VF Corp., 9.50%, 05/01/01                                                     665,000                   677,043
                                                                                                   ------------
BANKS (4.83%)
Chase Manhattan Corp., 5.50%, 02/15/02                                        700,000                   690,333
Mercantile Bancorp, 6.80%, 06/15/01                                           590,000                   587,693
                                                                                                   ------------
                                                                                                      1,278,026
                                                                                                   ------------
CHEMICALS (2.49%)
Air Products & Chemicals, Inc. 8.35%, 01/15/02                                650,000                   658,651
                                                                                                   ------------
FINANCIAL SERVICES (11.99%)
Associates Corp., 6.70%, 05/29/01                                             500,000                   497,295
Donaldson, Lufkin & Jenrette, Inc., 5.875%, 04/01/02                          750,000                   724,988
Ford Motor Co., 9.00%, 09/15/01                                               700,000                   715,099
GMAC, 9.625%,12/15/01                                                         150,000                   155,127
Lehman Brothers Holdings, Inc., 6.20%, 01/15/02                               600,000                   585,426
Merrill Lynch & Co., 6.06%, 10/15/01                                          500,000                   491,485
                                                                                                   ------------
                                                                                                      3,169,420
                                                                                                   ------------
INSURANCE (1.89%)
Travelers Property Casualty Corp., 6.75%, 04/15/01                            500,000                   498,840
                                                                                                   ------------
RAILROADS (4.71%)
Consolidated Rail Corp., 9.75%, 06/01/00                                      497,000                   499,053
Union Pacific Railroad C. Equipment Trust, 7.32%, 02/01/02                    750,000                   746,062
                                                                                                   ------------
                                                                                                      1,245,115
                                                                                                   ------------
RETAIL STORES (4.35%)
Penney (J.C.) Co., Inc., 7.25%, 04/02/02                                      500,000                   489,830
Penney (J.C.) Co., Inc., 9.05%, 03/01/01                                      250,000                   251,663
Sears Credit Account Trust, 9.00%, 10/01/01                                   400,000                   409,024
                                                                                                   ------------
                                                                                                      1,150,517
                                                                                                   ------------
TELECOMMUNICATIONS (3.76%)
South Western Bell Telephone, 7.00%, 08/19/02                               1,000,000                   994,550
                                                                                                   ------------
TOTAL CORPORATE BONDS (Cost $9,847,460)                                                               9,672,162
                                                                                                   ------------

U.S. TREASURY OBLIGATIONS (29.08%)
6.25%, 08/31/02                                                             2,500,000                 2,486,325
6.25%, 12/15/03                                                               500,000                   497,030
6.50%, 08/31/01                                                             1,000,000                 1,000,000
6.625%, 06/30/01                                                            2,500,000                 2,504,300
6.625%, 07/31/01                                                            1,200,000                 1,202,064
                                                                                                   ------------
TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,796,150)                                                     7,689,719
                                                                                                   ------------

REPURCHASE AGREEMENTS (0.21%)
Fifth Third Bank, 5.55%, dated 03/31/00,due 04/03/00, repurchase
Price $54,594 (collateralized by FNMA Pool #535117, 7.50%, due
01/16/30, market value $60,000) (Cost $54,567)                                 54,567                    54,567
                                                                                                   ------------

TOTAL INVESTMENTS (Cost $26,418,083) (98.42%)                                                        26,021,841
OTHER ASSETS & LIABILITIES, NET (1.58%)                                                                 417,211
                                                                                                   ------------
NET ASSETS (100%)                                                                                   $26,439,052
                                                                                                   ============

*Non-income producing investment.

ADR -- American Depository Receipt

Cost for federal income tax at March 31, 2000 was $26,418,083 and net unrealized depreciation consisted of:
Gross unrealized appreciation                                                                              $918
Gross unrealized depreciation                                                                          (397,160)
                                                                                                   ------------
Net unrealized depreciation                                                                           $(396,242)
                                                                                                   ============

See notes to financial statements.




CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
BOND FUND
SCHEDULE OF INVESTMENTS - March 31, 2000 (Unaudited)
---------------------------------------------------------------------------------------------------------------
                                                                          Principal                    Value
                                                                         ------------              ------------
AGENCY OBLIGATIONS (15.61%)

FEDERAL HOME LOAN BANK (5.16%)
5.125%, 09/15/03                                                            1,500,000                $1,412,874
5.50%, 07/14/00                                                             1,100,000                 1,098,148
5.80%, 09/02/08                                                             1,000,000                   911,833
                                                                                                   ------------
                                                                                                      3,422,855
                                                                                                   ------------
FEDERAL HOME LOAN MORTGAGE CO. (6.18%)
4.75%, 12/14/01                                                             1,000,000                   965,580
6.30%, 06/01/04                                                             2,000,000                 1,931,594
6.45%, 04/29/09                                                             1,300,000                 1,208,276
                                                                                                   ------------
                                                                                                      4,105,450
                                                                                                   ------------
FEDERAL NATIONAL MORTGAGE ASSOC. (3.59%)
5.625%, 03/15/01                                                            1,000,000                   990,365
6.00%, 05/15/08                                                             1,500,000                 1,390,656
                                                                                                   ------------
                                                                                                      2,381,021
                                                                                                   ------------
UTILITIES (0.68%)
Tennessee Valley Authority, 6.00%, 03/15/13                                   500,000                   449,004
                                                                                                   ------------
TOTAL AGENCY OBLIGATIONS (Cost $10,845,703)                                                          10,358,330
                                                                                                   ------------

CORPORATE BONDS (27.62%)

AEROSPACE (0.60%)
Lockheed Martin Corp., 6.85%, 05/15/01                                        200,000                   197,368
McDonnell Douglas Corp., 6.875%, 11/01/06                                     205,000                   199,096
                                                                                                   ------------
                                                                                                        396,464
                                                                                                   ------------
AIRLINES (0.60%)
AMR Corp., 9.00%, 08/01/12                                                    175,000                   184,659
Delta Air Lines, Inc., 9.75%, 05/15/21                                        200,000                   213,947
                                                                                                   ------------
                                                                                                        398,606
                                                                                                   ------------
APPLIANCES (0.30%)
Whirlpool Corp., 9.50%, 06/15/00                                              200,000                   200,788
                                                                                                   ------------
AUTO PARTS & EQUIPMENT (0.31%)
Autozone, Inc., 6.50%, 07/15/08                                               225,000                   205,182
                                                                                                   ------------
AUTOMOBILE MANUFACTURERS (0.35%)
Daimler Chrysler, 7.40%, 01/20/05                                             230,000                   229,432
                                                                                                   ------------
BANKS (5.16%)
Bank of America Corp., 6.625%, 05/30/01                                       100,000                    99,171
BankBoston NA, 6.375%, 04/15/08                                               225,000                   209,089
Bankers Trust Corp., 8.125%, 05/15/02                                         110,000                   111,082
Bankers Trust Corp., 9.00%, 08/01/01                                          100,000                   102,015
Chase Manhattan Corp., 7.125%, 02/01/07                                       225,000                   220,340
Citicorp 5.625%, 02/15/01                                                     100,000                    98,747
Citigroup , Inc.,  5.80%,  03/15/04                                           230,000                   218,803
First Chicago Corp., 9.875%, 08/15/00                                         175,000                   176,877
First Union Corp., 8.125%, 06/24/02                                           190,000                   192,304
Keycorp, 7.50%, 06/15/06                                                      235,000                   233,139
Mellon Financial Co., 6.875%, 03/01/03                                        100,000                    98,336
National City Corp. 5.75%, 02/01/09                                           230,000                   202,371
National Westminster Bancorp, Inc. 7.375%, 10/01/09                           225,000                   219,706
Nationsbank Corp., 6.875%, 02/15/05                                           100,000                    97,134
Norwest Financial, Inc., 7.00%, 01/15/03                                      100,000                    98,437
PNC Funding Corp., 6.875%, 03/01/03                                           200,000                   197,131
Republic NY Corp., 7.75%, 05/15/02                                            225,000                   224,999
Southtrust Bank, Inc., 6.125%, 01/09/28                                       175,000                   160,960
SunTrust Bank, Inc., 7.375%, 07/01/06                                         200,000                   197,825
Wachovia Corp., 6.605%, 10/01/25                                              175,000                   170,714
Wells Fargo Co., 6.875%, 4/01/06                                              100,000                    97,181
                                                                                                   ------------
                                                                                                      3,426,361
                                                                                                   ------------
CHEMICALS (0.82%)
Dow Chemical Co., 6.85%, 8/15/13                                              175,000                   163,130
Dupont De Nemours (E. I.) Co., 8.125%, 3/15/04                                175,000                   180,528
Lubrizol Corp., 5.875%, 12/01/08                                              225,000                   202,633
                                                                                                   ------------
                                                                                                        546,291
                                                                                                   ------------
COMPUTER SERVICES & SOFTWARE (0.33%)
Electronic Data Systems Corp. 7.125%, 10/15/09                                225,000                   220,851
                                                                                                   ------------
COMPUTER SYSTEMS (0.66%)
Honeywell Inc. 7.50%, 03/01/10                                                230,000                   232,483
International Business Machines Corp. 5.375%, 02/1/09                         230,000                   203,079
                                                                                                   ------------
                                                                                                        435,562
                                                                                                   ------------
COSMETICS & TOILETRIES (0.59%)
Procter & Gamble Co., 8.00%, 10/26/29                                         175,000                   186,179
Scott Paper Co. 7.00% 08/15/23                                                225,000                   207,698
                                                                                                   ------------
                                                                                                        393,877
                                                                                                   ------------
DIVERSIFIED CONGLOMERATES (0.26%)
PPG Industries, Inc., 7.375%, 06/01/16                                        175,000                   170,363
                                                                                                   ------------
ELECTRONIC EQUIPMENT (0.89%)
Emerson Electric Co. 5.85%, 03/15/09                                          225,000                   204,057
Motorola, Inc., 6.50%, 03/01/08                                               225,000                   213,971
Texas Instruments, Inc., 6.875%, 07/15/00                                     175,000                   174,820
                                                                                                   ------------
                                                                                                        592,848
                                                                                                   ------------
FINANCIAL SERVICES (4.59%)
Allstate Corp., 6.75%, 05/15/18                                               200,000                   175,045
Associates Corp. of N.A., 6.50%, 10/15/02                                     200,000                   195,733
Bear Stearns Co., Inc., 6.625%, 01/15/04                                      225,000                   217,026
Charles Schwab Corp., 8.05%, 03/01/10                                         230,000                   231,601
Chrysler Financial Co. LLC, 5.875%,  02/07/01                                 170,000                   168,309
Ford Motor Credit Co., 8.00%, 06/15/02                                        225,000                   227,507
G.E. Capital Corp., 5.50%, 11/01/01                                           200,000                   195,085
General Motors Acceptance Corp., 6.75%, 02/07/02                              225,000                   222,242
Hartford Life, Inc., 7.10%, 06/15/27                                          175,000                   169,941
Hartford Life, Inc., 7.65%, 06/15/27                                          200,000                   193,384
Household Finance Corp. 6.00% 15/01/04                                        230,000                   217,624
Lehman Bros. Holdings, 6.625%, 02/15/08                                       100,000                    91,899
Lehman Bros. Holdings, 8.875%, 03/01/02                                       100,000                   102,125
Merrill Lynch & Co., Inc., 6.25%, 01/15/06                                    100,000                    93,684
Merrill Lynch & Co., Inc., 8.00%, 06/01/07                                    100,000                   101,746
Morgan (J. P.) Co., Inc, 7.625%, 09/15/04                                     225,000                   226,418
Morgan Stanley Dean Witter, 6.875%, 03/01/07                                  225,000                   216,418
                                                                                                   ------------
                                                                                                      3,045,787
                                                                                                   ------------
FOOD & BEVERAGE (1.24%)
Archer Daniels ADM., 7.125%, 03/01/13                                         225,000                   219,072
Campbell Soup Co., 6.90%, 10/15/06                                            225,000                   220,769
Heinz (H. J.) Co., 6.00%, 03/15/08                                            225,000                   209,042
Kroger Co., 7.00%, 05/01/18                                                   200,000                   176,650
                                                                                                   ------------
                                                                                                        825,533
                                                                                                   ------------
INSURANCE (0.57%)
International Lease Finance Corp., 7.00%, 05/15/00                            100,000                    99,978
International Lease Finance Corp., 8.875%, 04/15/01                           100,000                   101,517
Travelers Property Casualty Corp., 6.75%, 04/15/01                            175,000                   173,850
                                                                                                   ------------
                                                                                                        375,345
                                                                                                   ------------
MEDICAL PRODUCTS (0.29%)
Bausch & Lomb, Inc., 6.75%, 12/15/04                                          200,000                   193,121
                                                                                                   ------------
OFFICE EQUIPMENT (0.25%)
Xerox Corp., 7.20%, 04/01/16                                                  175,000                   167,412
                                                                                                   ------------
OIL & GAS (1.79%)
Atlantic Richfield Co., 8.25%, 02/01/22                                       200,000                   216,702
BP America, Inc., 9.375%, 11/01/00                                            175,000                   177,328
Chevron Capital USA, Inc., 7.45%, 08/15/04                                    175,000                   173,569
Dresser Industries, Inc., 6.25%, 06/01/00                                     100,000                    99,879
Mobil Corp., 8.375%, 02/12/01                                                 175,000                   176,917
Southern Union Co., 7.60%, 02/01/24                                           175,000                   160,596
Texaco Capital, Inc., 8.50%, 02/15/03                                         175,000                   179,893
                                                                                                   ------------
                                                                                                      1,184,884
                                                                                                   ------------
PAPER & FOREST PRODUCTS (0.53%)
International Paper Co., 7.625%, 01/15/07                                     185,000                   181,873
Weyerhaeuser Co., 7.25%, 07/01/13                                             175,000                   171,374
                                                                                                   ------------
                                                                                                        353,247
                                                                                                   ------------
PHARMACEUTICAL (0.25%)
Bristol-Myers Squibb Co., 6.80%, 11/15/26                                     175,000                   165,374
                                                                                                   ------------
PIPELINES (0.27%)
Enron Corp., 8.25%, 09/15/12                                                  175,000                   178,552
                                                                                                   ------------
RAILROADS (0.62%)
Norfolk South Corp., 6.95%, 05/01/02                                          225,000                   222,023
Union Pacific Corp., 6.125%, 01/15/04                                         200,000                   188,961
                                                                                                   ------------
                                                                                                        410,984
                                                                                                   ------------
REAL ESTATE INVESTMENT TRUST (0.30%)
Eop Operating LP., 7.25%, 02/15/18                                            225,000                   196,752
                                                                                                   ------------
RETAIL STORES (1.26%)
Penney (J. C.) Co., Inc.,  7.25%, 04/01/02                                    100,000                    94,645
Penney (J. C.) Co., Inc., 6.375%, 09/15/00                                    100,000                    98,544
Rite Aid Corp., 6.875%, 08/15/13                                              175,000                    89,250
Safeway, Inc., 7.00%, 09/15/07                                                200,000                   191,116
Sears Roebuck & Co., 6.50%, 06/15/00                                          200,000                   199,704
Wal-Mart Stores, Inc., 5.875%, 10/15/05                                       175,000                   165,844
                                                                                                   ------------
                                                                                                        839,103
                                                                                                   ------------
TELECOMMUNICATIONS (2.38%)
AT&T Corp., 7.50%, 06/01/06                                                   200,000                   198,225
Bell Tel-Penn Co., 6.625%, 09/15/02                                           175,000                   172,302
GTE Florida, Inc., 6.86%, 02/01/28                                            175,000                   154,934
Lucent Technologies, Inc., 7.25%, 07/15/06                                    250,000                   250,938
New York Telephone Co., 6.25%, 02/15/04                                       100,000                    95,707
New York Telephone Co., 7.25%, 02/15/24                                       100,000                    90,090
Pacific Bell, 6.25%, 03/01/05                                                 100,000                    95,645
Southern New England Telecommunications Corp., 7.00%, 08/15/05                100,000                    98,947
US WEST Comm., 6 375%, 10/15/02                                               225,000                   219,604
WorldCom, Inc., 6.95%, 08/15/28                                               225,000                   205,544
                                                                                                   ------------
                                                                                                      1,581,936
                                                                                                   ------------
UTILITIES (2.15%)
Baltimore Gas & Electric Co., 8.375%, 08/15/01                                175,000                   177,263
Carolina Power & Light Co., 5.95%, 03/01/09                                   200,000                   180,274
Central Power & Light Co., 6.625%, 07/01/05                                   220,000                   211,330
Commonwealth Edison, 8.625%, 02/01/22                                         150,000                   150,533
Consolidated Edison, Inc., 6.375%, 04/01/03                                   225,000                   218,683
Consolidated Natural Gas Co., 6.625%, 12/01/08                                175,000                   163,494
Duke Power Corp., 7.00%, 06/01/00                                             100,000                    99,976
Southern California Edison Co., 6.50%, 06/01/01                               225,000                   223,362
                                                                                                   ------------
                                                                                                      1,424,915
                                                                                                   ------------
WASTE MANAGEMENT (0.26%)
WMX Technologies Inc., 6.70%, 05/01/01                                        175,000                   169,422
                                                                                                   ------------
TOTAL CORPORATE BONDS (Cost $19,609,996)                                                             18,328,992
                                                                                                   ------------

FOREIGN BONDS (6.13%)

FOREIGN CORPORATE BONDS (4.86%)
ABN Amro Bank N.V., 7.55%, 06/28/06+                                          225,000                   224,059
Amoco Canada Petroleum Co. Ltd., 7.25%, 12/01/02+                             200,000                   200,110
Banque Paribas NY, 8.35%, 06/15/07+                                           225,000                   228,809
Barclays Bank PLC., 7.40%, 12/15/09+                                          230,000                   225,651
Bayerische Landesbk Ciro, 7.375%, 12/14/02+                                   100,000                    99,914
Bell Canada, 9.50%, 10/15/10+                                                 200,000                   223,660
Cable And Wireless Communication PLC, 6.75%, 03/06/08+                        175,000                   175,397
Deutsche Bank Financial Inc., 6.70% 12/31/06+                                 175,000                   166,227
Dresdner Bank NY, 6.625%, 09/15/05+                                           225,000                   215,054
Hanson Overseas B.V., 7.375% 01/15/03+                                        100,000                    99,174
Lb Baden-Wuerttenberg, 7.625%, 02/01/23+                                      200,000                   200,527
Norsk Hydro, 6.70%, 01/15/18+                                                 225,000                   199,037
Nortel Networks Corp., 8.75%, 06/12/01+                                       100,000                   101,782
Santander Financial Issuances, 7.875%, 04/15/05+                              225,000                   225,802
Sony Corp., 6.125%, 03/04/03+                                                 225,000                   218,893
Swiss Bank Corp. NY, 7.00%, 10/15/15+                                         225,000                   208,762
Toronto-Dominion Bank-NY,  6.45%, 01/15/09+                                   230,000                   213,204
                                                                                                   ------------
                                                                                                      3,226,062
                                                                                                   ------------
FOREIGN GOVERNMENT REGIONAL (1.27%)
Province of Manitoba,  8.00%, 04/15/02+                                       175,000                   177,352
Province of Nova Scotia 7.25%, 07/27/13+                                      100,000                    98,953
Province of Ontario 6.125%, 06/28/00+                                         175,000                   174,879
Province of Quebec, 6.50%, 01/17/06+                                          225,000                   215,456
Province of Saskatchewan CDA, 8.00%, 02/01/13+                                170,000                   175,918
                                                                                                   ------------
                                                                                                        842,558
                                                                                                   ------------
TOTAL FOREIGN BONDS (Cost $4,366,353)                                                                 4,068,620
                                                                                                   ------------
U.S. TREASURY OBLIGATIONS (48.82%)
4.75%, 11/15/08                                                             1,200,000                 1,081,500
5.75%, 08/15/03                                                             1,700,000                 1,667,063
6.25%, 08/15/23                                                             2,000,000                 2,028,750
6.25%, 02/15/07                                                               200,000                   199,625
6.25%, 08/15/00                                                               600,000                   600,000
6.375%, 08/15/02                                                            4,200,000                 4,188,190
6.50%, 08/15/05                                                             2,550,000                 2,565,938
6.50%, 05/31/01                                                             1,700,000                 1,700,532
6.625%, 05/15/07                                                              600,000                   611,625
6.75%, 08/15/26                                                             2,000,000                 2,173,750
7.25%, 05/15/04                                                             1,900,000                 1,958,782
7.50%, 02/15/05                                                             1,800,000                 1,885,500
7.50%, 11/15/01                                                             1,400,000                 1,421,000
7.50%, 11/15/16                                                             2,600,000                 2,946,125
7.875%, 02/15/21                                                            2,000,000                 2,395,000
7.875%, 08/15/01                                                            2,500,000                 2,544,533
8.125%, 08/15/19                                                            2,000,000                 2,430,626
                                                                                                   ------------
                                                                                                     32,398,539
                                                                                                   ------------
TOTAL U.S. TREASURY OBLIGATIONS (Cost $34,447,291)                                                   32,398,539
                                                                                                   ------------

REPURCHASE AGREEMENTS (0.75%)
Fifth Third Bank, 5.55%, dated 03/31/00, due 04/03/00,
repurchase price $495,417 (collateralized by FNMA Pool
#535117, 7.50%, due 01/16/30, market value $510,000)
(cost $495,188)                                                               495,188                   495,188
                                                                                                   ------------

TOTAL INVESTMENTS (Cost $69,764,531) (98.93%)                                                        65,649,669
OTHER ASSETS & LIABILITIES, NET (1.07%)                                                                 714,353
                                                                                                   ------------
NET ASSETS (100%)                                                                                   $66,364,022
                                                                                                   ============

+Denominated in U.S. Dollars

Cost for federal income tax at March 31, 2000 was $69,764,531 and net unrealized depreciation consisted of:
Gross unrealized appreciation                                                                           $27,943
Gross unrealized depreciation                                                                        (4,142,805)
                                                                                                   ------------
Net unrealized depreciation                                                                         $(4,114,862)
                                                                                                   ============

See notes to financial statements.




CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - March 31, 2000 (Unaudited)
---------------------------------------------------------------------------------------------------------------
                                                                            Shares                     Value
                                                                         ------------              ------------
COMMON STOCK (99.46%)

ADVERTISING (0.29%)
Interpublic Group of Cos., Inc.                                                 4,074                  $192,496
Omnicom Group, Inc.                                                             2,830                   264,428
Young & Rubicam, Inc.                                                             730                    34,310
                                                                                                   ------------
                                                                                                        491,234
                                                                                                   ------------
AEROSPACE (0.78%)
BF Goodrich Co.                                                                   691                    19,823
Boeing Co.                                                                     12,369                   469,249
General Dynamics Corp.                                                          2,760                   137,310
Lockheed Martin Corp.                                                           4,936                   100,879
Northrop Grumman Corp.                                                          1,120                    59,290
Raytheon Co. Cl B                                                               4,353                    77,266
United Technologies Corp.                                                       7,020                   443,576
                                                                                                   ------------
                                                                                                      1,307,393
                                                                                                   ------------
AGRICULTURAL (0.26%)
Monsanto Co.                                                                    8,431                   434,196
                                                                                                   ------------
AIRLINES (0.24%)
AMR Corp.*                                                                      2,304                    73,440
Delta Air Lines, Inc.                                                           2,300                   122,475
Southwest Airlines Co.                                                          8,176                   170,163
US Airways Group, Inc.*                                                         1,163                    32,346
                                                                                                   ------------
                                                                                                        398,424
                                                                                                   ------------
APPAREL (0.13%)
Liz Claiborne, Inc.                                                               750                    34,359
Nike, Inc.  Cl B                                                                3,702                   146,692
Reebok International Ltd.*                                                        100                       925
VF Corp.                                                                        1,488                    35,805
                                                                                                   ------------
                                                                                                        217,781
                                                                                                   ------------
APPLIANCES (0.06%)
Maytag Corp.                                                                      880                    29,150
Whirlpool Corp.                                                                 1,254                    73,516
                                                                                                   ------------
                                                                                                        102,666
                                                                                                   ------------
AUTO PARTS & EQUIPMENT (0.26%)
Autozone, Inc.*                                                                 1,887                    52,364
Briggs & Stratton Corp.                                                           180                     7,403
Cummins Engine Company                                                            460                    17,279
Dana Corp.                                                                      2,005                    56,516
Delphi Automotive Systems Corp.                                                 7,784                   124,544
Genuine Parts Co.                                                               2,180                    52,048
Pep Boys-Manny Moe & Jack                                                         660                     3,919
TRW Corp.                                                                       1,975                   115,538
                                                                                                   ------------
                                                                                                        429,611
                                                                                                   ------------
AUTOMOBILE MANUFACTURERS (0.97%)
Ford Motor Co.                                                                 17,058                   783,602
General Motors Corp.                                                            9,214                   763,034
Navistar International Corp.*                                                     620                    24,877
Paccar, Inc.                                                                    1,096                    54,800
                                                                                                   ------------
                                                                                                      1,626,313
                                                                                                   ------------
BANKS (5.37%)
AmSouth Bancorp                                                                 1,750                    26,141
Bank America Corp.                                                             23,788                 1,247,382
Bank of New York, Inc.                                                         10,478                   435,492
Bank One Corp.                                                                 15,814                   543,606
BB&T Corp.                                                                      4,030                   113,092
Chase Manhattan Corp.                                                          12,032                 1,049,040
Comerica, Inc.                                                                  2,548                   106,697
Fifth Third Bancorp                                                             4,858                   306,054
First Union Corp.                                                              13,414                   499,672
Firstar Corp.                                                                  11,911                   273,209
Fleet Boston Financial Corp.                                                   12,071                   440,591
Golden West Financial Corp.                                                     2,220                    69,236
Huntington Bancshares, Inc.                                                     3,102                    69,407
J.P. Morgan & Co., Inc.                                                         3,172                   417,911
Keycorp                                                                         6,330                   120,270
Mellon Financial Corporation                                                    6,900                   203,550
National City Corp.                                                             8,374                   172,714
Northern Trust Corp.                                                            3,510                   237,144
PNC Bank Corp.                                                                  4,485                   202,105
Regions Financial Corp.                                                         2,400                    54,750
SouthTrust Corp.                                                                1,700                    43,244
State Street Boston Corp.                                                       2,770                   268,344
Summit Bancorp                                                                  1,800                    47,250
Suntrust Banks, Inc.                                                            5,415                   312,715
Synovus Financial Corp.                                                         3,735                    70,498
U.S. Bancorp                                                                    9,592                   209,825
Union Planters Corp.                                                            1,530                    47,143
Wachovia Corp.                                                                  3,922                   264,980
Washington Mutual Financial Services, Inc.                                      9,221                   244,357
Wells Fargo & Co.                                                              21,754                   890,554
                                                                                                   ------------
                                                                                                      8,986,973
                                                                                                   ------------
BROADCASTING (2.18%)
CBS Corp.*                                                                     11,256                   637,371
Clear Channel Comm, Inc.*                                                       5,040                   348,075
MediaOne Group, Inc.*                                                           9,560                   774,360
Meredith Corp.                                                                  2,178                    60,302
Time Warner, Inc.                                                              18,210                 1,821,000
                                                                                                   ------------
                                                                                                      3,641,108
                                                                                                   ------------
BUILDING (0.11%)
Armstrong World Industries, Inc.                                                  460                     8,223
Centex Corp.                                                                      250                     5,953
Masco Corp.                                                                     5,160                   105,780
Owens Corning                                                                     926                    17,940
Vulcan Materials Company                                                        1,180                    54,059
                                                                                                   ------------
                                                                                                        191,955
                                                                                                   ------------
BUILDING MAINTENANCE & SERVICE (0.03%)
Ecolab, Inc.                                                                    1,416                    51,950
                                                                                                   ------------
CHEMICALS (1.10%)
Air Products & Chemicals, Inc.                                                  2,868                    81,559
Dow Chemical Co.                                                                3,781                   431,034
Dupont De Nemours & Co.                                                        14,414                   762,140
Eastman Chemical Co.                                                            1,060                    48,230
Engelhard Corp.                                                                   984                    14,882
FMC Corp.                                                                         460                    25,990
Great Lakes Chem Corp.                                                            200                     6,800
Hercules, Inc.                                                                  1,153                    18,592
Int'l Flavors & Fragrance, Inc.                                                 3,046                   106,800
Praxair, Inc.                                                                   1,801                    74,966
Rohm & Haas Co.                                                                 2,668                   119,060
Sigma Aldrich Corp.                                                             1,178                    31,658
Union Carbide Corp.                                                             1,796                   104,728
W.R. Grace & Co.*                                                                 444                     5,633
                                                                                                   ------------
                                                                                                      1,832,072
                                                                                                   ------------
COMMERCIAL SERVICES (0.12%)
Cendant Corp.*                                                                 10,146                   187,701
Quintiles Transnational Corp.*                                                  1,000                    17,063
                                                                                                   ------------
                                                                                                        204,764
                                                                                                   ------------
COMPONENTS (0.42%)
Honeywell International, Inc.                                                  10,668                   562,070
Johnson Controls, Inc.                                                          1,454                    78,607
Parker Hannifin Corp.                                                           1,301                    53,748
                                                                                                   ------------
                                                                                                        694,425
                                                                                                   ------------
COMPUTER HARDWARE (7.01%)
Analog Devices, Inc.*                                                           4,670                   376,227
Apple Computer, Inc.*                                                           2,199                   298,652
Compaq Computer Corp.                                                          21,610                   575,366
Dell Computer Corp.*                                                           33,712                 1,818,341
EMC Corp.*                                                                     13,504                 1,688,000
Gateway 2000, Inc.*                                                             4,140                   219,420
Hewlett-Packard Co.                                                            13,413                 1,778,061
International Business Machines Corp.                                          24,086                 2,842,147
Seagate Technology, Inc.*                                                       2,855                   172,014
Sun Microsystems, Inc.*                                                        20,782                 1,947,338
                                                                                                   ------------
                                                                                                     11,715,566
                                                                                                   ------------
COMPUTER SERVICES & SOFTWARE (10.67%)
3Com Corp.*                                                                     4,393                   244,360
Adobe Systems, Inc.                                                             1,570                   174,761
America Online, Inc.*                                                          29,960                 2,014,810
Autodesk, Inc.                                                                    810                    36,855
Automatic Data Processing, Inc.                                                 8,850                   427,012
BMC Software, Inc.*                                                             3,190                   157,505
Cabletron Systems, Inc.*                                                        2,130                    62,435
Ceridian Corp.*                                                                 1,930                    37,032
Citrix Systems, Inc.*                                                           2,240                   148,400
Comcast Corp. Cl A                                                             12,930                   560,839
Computer Associates International, Inc.                                         7,215                   427,037
Computer Sciences Corp.*                                                        2,478                   196,072
Compuware Corp.*                                                                4,540                    95,624
Comverse Technology, Inc.*                                                      1,130                   213,570
Electronic Data Systems Corp.                                                   6,750                   433,266
First Data Corp.                                                                5,771                   255,367
Microsoft Corp.*                                                               68,664                 7,295,550
NCR Corp.*                                                                      1,090                    43,736
Network Appliance, Inc.*                                                        3,880                   321,070
Novell, Inc.*                                                                   4,239                   121,340
Oracle Corp.*                                                                  37,096                 2,895,807
Parametric Technology Corp.*                                                    3,230                    68,032
PE Corp. - PE Biosystems Group                                                  2,660                   256,690
Peoplesoft, Inc.*                                                               2,990                    59,800
Silicon Graphics, Inc.*                                                         2,625                    27,727
Unisys Corp.*                                                                   3,580                    91,290
Yahoo, Inc.*                                                                    6,950                 1,191,056
                                                                                                   ------------
                                                                                                     17,857,043
                                                                                                   ------------
CONSUMER PRODUCTS (0.38%)
American Greetings Corp. Cl A                                                   1,490                    27,192
Jostens, Inc.                                                                   1,140                    27,787
The Clorox Co.                                                                  3,592                   116,740
Tupperware Corp.                                                                1,001                    15,828
Unilever N.V. NY Shares New                                                     9,280                   446,600
                                                                                                   ------------
                                                                                                        634,147
                                                                                                   ------------
CONTAINERS (0.08%)
Bemis Co.                                                                         115                     4,241
Crown Cork & Seal Co., Inc.                                                     1,796                    28,736
Owens Illinois, Inc.*                                                           2,120                    35,775
Pactiv Corporation *                                                            2,248                    19,670
Sealed Air Corp.*                                                                 965                    52,412
                                                                                                   ------------
                                                                                                        140,834
                                                                                                   ------------
COSMETICS & TOILETRIES (1.62%)
Alberto- Culver Company                                                           910                    21,669
Avon Products, Inc.                                                             3,888                   112,995
Colgate-Palmolive Co.                                                           8,538                   481,330
Gillette Co.                                                                   14,778                   556,946
Kimberly Clark Corp.                                                            7,936                   444,416
Procter & Gamble Co.                                                           19,362                 1,089,113
                                                                                                   ------------
                                                                                                      2,706,469
                                                                                                   ------------
DIVERSIFIED CONGLOMERATES (5.68%)
Cooper Industries, Inc.                                                         1,134                    39,690
Corning, Inc.                                                                   3,733                   724,202
Crane Co.                                                                         260                     6,126
Danaher Corp.                                                                   1,660                    84,660
Eaton Corp.                                                                     1,100                    85,800
General Electric Company                                                       44,136                 6,849,356
Illinois Tool Works, Inc.                                                       4,746                   262,217
ITT Industries, Inc.                                                            1,258                    39,077
National Service Industries, Inc.                                                 550                    11,584
PPG Industries, Inc.                                                            2,695                   140,982
Textron, Inc.                                                                   2,590                   157,666
Tyco International Ltd.                                                        22,268                 1,110,617
                                                                                                   ------------
                                                                                                      9,511,977
                                                                                                   ------------
ELECTRICAL SERVICES (0.13%)
Adaptec, Inc.*                                                                  1,080                    41,715
Molex, Inc.                                                                     2,992                   175,780
                                                                                                   ------------
                                                                                                        217,495
                                                                                                   ------------
ELECTRONIC EQUIPMENT (7.43%)
Advanced Micro Devices, Inc.*                                                   1,909                   108,932
Applied Materials, Inc.*                                                       10,210                   962,293
Conexant Systems, Inc.                                                          2,500                   177,500
Emerson Electric Co.                                                            6,356                   336,074
Intel Corp.                                                                    44,132                 5,822,666
KLA-Tencor Corp.*                                                               2,420                   203,885
LSI Logic Corp.*                                                                3,790                   275,249
Micron Technology, Inc.*                                                        3,518                   443,268
Motorola Rights Exp. 11/08/08                                                   9,556                 1,360,536
National Semiconductor Corp.*                                                   2,180                   132,163
Solectron Corp.*                                                                7,420                   297,264
Tektronix, Inc.                                                                   570                    31,920
Teradyne, Inc.*                                                                 2,260                   185,885
Texas Instruments, Inc.                                                        10,794                 1,727,040
Thomas & Betts Corp.                                                              245                     6,921
Xilinx, Inc.*                                                                   4,160                   344,500
                                                                                                   ------------
                                                                                                     12,416,096
                                                                                                   ------------
ENGINEERING (0.02%)
Fluor Corp.                                                                       850                    26,350
                                                                                                   ------------
ENTERTAINMENT & LEISURE (0.09%)
Brunswick Corp.                                                                 1,744                    33,027
Hasbro, Inc.                                                                    3,175                    52,388
Mattel, Inc.                                                                    5,941                    62,009
                                                                                                   ------------
                                                                                                        147,424
                                                                                                   ------------
FINANCIAL SERVICES (5.10%)
American Express Co.                                                            6,486                   966,009
Associates First Capital Corp.                                                  9,702                   207,987
Capital One Financial Corp.                                                     2,550                   122,241
Citigroup, Inc.                                                                44,734                 2,653,285
Countrywide Credit Industries, Inc.                                             1,030                    28,068
Deluxe Corp.                                                                    2,617                    69,351
Dun & Bradstreet Corp.                                                          2,606                    74,597
Equifax, Inc.                                                                   1,930                    48,733
Fannie Mae                                                                     14,371                   811,063
Federal Home Loan Mortgage Corp.                                                9,448                   417,484
H.R. Block, Inc.                                                                1,170                    52,358
Household International, Inc.                                                   6,379                   238,016
Lehman Brothers Holding, Inc.                                                   1,700                   164,900
MBNA Corp.                                                                     10,575                   269,663
Morgan Stanley Dean Witter & Co.                                               15,264                 1,244,970
Old Kent Financial Corp.                                                          670                    21,649
Paine Webber Group, Inc.                                                        1,430                    62,920
Paychex, Inc.                                                                   3,395                   177,813
Providian Financial Corp.                                                       2,106                   182,432
Schwab (Charles) Corp.                                                         10,730                   609,598
Service Corporation International                                               3,972                    11,916
SLM Holding Corp.                                                               1,840                    61,295
T. Rowe Price                                                                     730                    28,835
                                                                                                   ------------
                                                                                                      8,525,183
                                                                                                   ------------
FOOD & BEVERAGE (2.09%)
Albertson's, Inc.                                                               7,092                   219,852
Archer-Daniels-Midland Company                                                 15,221                   157,918
Best Foods Co.                                                                  5,928                   277,505
Campbell Soup Company                                                           8,514                   261,806
General Mills, Inc.                                                             5,988                   216,691
Great Atlantic & Pacific Tea Co., Inc.                                            910                    17,745
Heinz (H.J.) Company                                                            8,297                   289,358
Hershey Foods Corp.                                                             3,260                   158,925
Kellogg Co.                                                                     8,970                   229,856
Kroger Co.*                                                                    14,164                   248,755
Nabisco Group Holdings Corp.                                                   10,580                   126,960
Quaker Oats Co.                                                                 3,161                   191,636
Ralston-Ralston Purina Group                                                    5,588                   152,972
Safeway, Inc.*                                                                  7,390                   334,398
Supervalu, Inc.                                                                 3,620                    68,554
Sysco Corp.                                                                     7,038                   251,169
Winn Dixie Stores, Inc.                                                         3,000                    58,313
Wm. Wrigley Jr. Company                                                         3,075                   236,198
                                                                                                   ------------
                                                                                                      3,498,611
                                                                                                   ------------
FOREST & PAPER PRODUCTS (0.50%)
Boise Cascade Corp.                                                               485                    16,854
Champion Int'l Corp.                                                            1,112                    59,214
Fort James Corp.                                                                2,602                    57,244
Georgia-Pacific Group                                                           1,966                    77,780
International Paper Co.                                                         5,350                   228,713
Louisiana-Pacific Corp.                                                           970                    13,459
Potlatch Corp.                                                                    120                     5,160
Temple Inland, Inc.                                                               820                    40,846
The Mead Corp.                                                                  1,040                    36,335
Westvaco Corp.                                                                  1,136                    37,914
Weyerhaeuser Co.                                                                3,514                   200,298
Willamette Ind., Inc.                                                           1,406                    56,416
                                                                                                   ------------
                                                                                                        830,233
                                                                                                   ------------
HEALTHCARE SERVICES (0.45%)
Alza Corp. Cl A*                                                                1,140                    42,821
Columbia/HCA Healthcare Corp.                                                   8,612                   217,991
Healthsouth Rehabilitation Corp.*                                               5,860                    32,596
Manor Care, Inc.                                                                1,785                    24,098
Mekesson HBOC, Inc.                                                             3,499                    73,479
Tenet Healthcare Corp.*                                                         4,813                   110,699
United Healthcare Corp.                                                         2,690                   160,391
Wellpoint Health Networks, Inc.*                                                1,210                    84,549
                                                                                                   ------------
                                                                                                        746,624
                                                                                                   ------------
HOME FURNISHINGS (0.07%)
Newell Rubbermaid, Inc.                                                         4,288                   106,396
Springs Industries, Inc.                                                          110                     4,180
                                                                                                   ------------
                                                                                                        110,576
                                                                                                   ------------
HOTELS (0.12%)
Hilton Hotels Corp.                                                             5,520                    42,780
Marriott International, Inc.                                                    4,973                   156,650
                                                                                                   ------------
                                                                                                        199,430
                                                                                                   ------------
INDUSTRIAL (0.43%)
Black & Decker Corp.                                                            1,121                    42,108
Caterpillar, Inc.                                                               4,792                   188,985
Deere & Co.                                                                     3,028                   115,064
Dover Corp.                                                                     2,660                   127,348
Grainger (W. W.), Inc.                                                          1,470                    79,748
McDermott International, Inc.                                                     440                     4,043
Rockwell International Corp.                                                    2,606                   108,963
Snap-On, Inc.                                                                     560                    14,665
Thermo Electron Corp.*                                                          2,082                    42,421
                                                                                                   ------------
                                                                                                        723,345
                                                                                                   ------------
INSURANCE (3.01%)
Aetna Life & Casualty, Inc.                                                     2,274                   126,633
AFLAC, Inc.                                                                     3,700                   168,581
Allstate Corp.                                                                 10,166                   242,078
American General Corp.                                                          4,067                   228,260
American International Group, Inc.                                             21,687                 2,374,727
Aon Corp.                                                                       3,304                   106,554
Chubb Corp.                                                                     2,900                   195,931
Cigna Corp.                                                                     2,918                   221,039
Cincinnati Financial Corp.                                                      2,200                    82,775
Conseco Co., Inc.                                                               3,316                    37,927
Hartford Financial Services Group, Inc.                                         3,058                   161,310
Humana, Inc.*                                                                   2,525                    18,464
Jefferson Pilot Corp.                                                           1,879                   125,071
Lincoln National Corp.                                                          2,208                    73,968
Marsh & McLennan Co., Inc.                                                      4,133                   455,922
MBIA, Inc.                                                                      1,460                    76,011
MGIC Investment Corp.                                                           1,080                    47,115
Progressive Corp.                                                               1,180                    89,754
SAFECO Corp.                                                                    1,259                    33,442
Saint Paul Cos.                                                                 2,640                    90,090
Torchmark Corp.                                                                 1,210                    27,981
Unum Corp.                                                                      2,630                    44,710
                                                                                                   ------------
                                                                                                      5,028,343
                                                                                                   ------------
INVESTMENT COMPANIES (0.41%)
Bear Stearns Cos., Inc.                                                         1,037                    47,313
Franklin Resources, Inc.                                                        3,090                   103,322
Merrill Lynch & Co.                                                             5,072                   532,560
                                                                                                   ------------
                                                                                                        683,195
                                                                                                   ------------
MACHINERY, GENERAL INDUSTRIAL (0.06%)
Ingersoll-Rand Company                                                          2,243                    99,253
                                                                                                   ------------
MATERIALS (0.05%)
Arch Coal, Inc.                                                                    85                       594
Barrick Gold Corp.                                                              4,301                    67,472
Homestake Mining Co.                                                            3,400                    20,400
                                                                                                   ------------
                                                                                                         88,466
                                                                                                   ------------
MEDICAL DRUGS (1.13%)
Schering-Plough Corp.                                                          19,670                   722,873
Warner-Lambert Co.                                                             12,022                 1,172,145
                                                                                                   ------------
                                                                                                      1,895,018
                                                                                                   ------------
MEDICAL PRODUCTS (7.57%)
Abbott Labs                                                                    21,036                   740,204
Allergan, Inc.                                                                  1,810                    90,500
American Home Products Corp.                                                   17,880                   958,815
Amgen, Inc.*                                                                   13,670                   838,996
Bausch & Lomb, Inc.                                                               935                    48,795
Baxter International., Inc.                                                     4,763                   298,581
Becton, Dickinson & Company                                                     3,960                   104,198
Biogen, Inc.*                                                                   2,120                   148,135
Biomet, Inc.                                                                    1,660                    60,383
Boston Scientific Corp.*                                                        5,262                   112,146
Bristol- Myers Squibb Company                                                  27,348                 1,579,347
C R Bard, Inc.                                                                    750                    29,016
Cardinal Health, Inc.                                                           4,010                   183,959
Guidant Corp.                                                                   4,256                   250,306
IMS Health, Inc.                                                                4,252                    72,018
Johnson & Johnson                                                              19,716                 1,381,352
Lilly (Eli) & Co.                                                              15,440                   972,720
Mallinckrodt, Inc.                                                              1,140                    32,775
Medtronic, Inc.                                                                16,102                   828,247
Merck & Co.                                                                    31,770                 1,973,711
PE Corp.-PE Biosystems Group                                                      560                    37,240
Pfizer, Inc.                                                                   50,974                 1,863,737
Shared Medical Systems, Inc.                                                      440                    22,825
St. Jude Medical, Inc.*                                                         1,157                    29,865
                                                                                                   ------------
                                                                                                     12,657,871
                                                                                                   ------------
METALS (0.43%)
Alcan Aluminum Ltd.                                                             3,447                   116,767
Alcoa, Inc.                                                                     5,124                   359,961
Freeport-McMoran Copper & Gold, Inc.*                                           1,590                    19,179
Inco Ltd.                                                                       3,457                    63,306
Phelps Dodge Corp.                                                              1,065                    50,588
Placer Dome, Inc.                                                               4,407                    35,807
Reynolds Metals Co.                                                               867                    57,981
Timken Co.                                                                        670                    10,888
                                                                                                   ------------
                                                                                                        714,477
                                                                                                   ------------
MINING & BUILDING MATERIALS (0.03%)
Newmont Mining Corp.                                                            1,978                    44,381
                                                                                                   ------------
MISCELLANEOUS MANUFACTURING (0.39%)
Ball Corp.                                                                        290                    10,023
Millipore Corp.                                                                   450                    25,397
Minnesota Mining & Manufacturing Co.                                            6,482                   574,062
NACCO Industries, Inc. Cl A                                                       110                     5,273
Pall Corp.                                                                      1,479                    33,185
                                                                                                   ------------
                                                                                                        647,940
                                                                                                   ------------
MOTORCYCLE MANUFACTURERS (0.11%)
Harley-Davidson, Inc.                                                           2,340                   185,738
                                                                                                   ------------
OFFICE EQUIPMENT (0.45%)
Avery Dennison Corp.                                                            1,791                   109,363
Ikon Office Solutions, Inc.                                                     2,002                    12,387
Lexmark International Group, Inc. Cl A*                                         1,680                   177,660
Office Depot, Inc.*                                                             4,880                    56,425
Pitney Bowes, Inc.                                                              3,854                   172,226
Xerox Corp.                                                                     8,732                   227,032
                                                                                                   ------------
                                                                                                        755,093
                                                                                                   ------------
OIL & GAS (5.52%)
Amerada Hess Corp.                                                              1,308                    84,530
Anadarko Petro Corp.                                                              950                    36,753
Apache Corp.                                                                      980                    48,755
Ashland, Inc.                                                                     345                    11,536
Atlantic Richfield Company (ARCO)                                               5,052                   429,420
Baker Hughes, Inc.                                                              3,540                   107,085
Burlington Resources, Inc.                                                      2,007                    74,259
Chevron Oil Corp.                                                               9,947                   919,476
Conoco, Inc. Cl B                                                               4,040                   103,525
Exxon Mobil Corp.                                                              46,451                 3,614,468
Halliburton Co.                                                                 5,078                   208,198
Kerr-McGee Corp.                                                                1,250                    72,188
NICOR, Inc.                                                                       390                    12,846
Occidental Petroleum Corp.                                                      5,063                   105,057
Phillips Petroleum Co.                                                          3,044                   140,785
Royal Dutch Petroleum Co.                                                      29,140                 1,677,371
Schlumberger, Ltd.                                                              7,520                   575,280
Sempra Energy                                                                   3,995                    66,916
Sunoco, Inc.                                                                      640                    17,520
Texaco, Inc.                                                                    8,042                   431,252
The Coastal Corp.                                                               2,820                   129,720
Tosco Corp.                                                                       220                     6,696
Transocean Sedco Forex, Inc.                                                    2,177                   111,707
Union Pacific Resources Group, Inc.                                             3,481                    50,475
Unocal Corp.                                                                    2,682                    79,790
USX Marathon Group, Inc.                                                        4,236                   110,401
                                                                                                   ------------
                                                                                                      9,226,009
                                                                                                   ------------
PAINT & RELATED PRODUCTS (0.03%)
Sherwin Williams Co.                                                            1,966                    43,129
                                                                                                   ------------
PHARMACEUTICALS (0.30%)
Pharmacia & Upjohn, Inc.                                                        7,584                   449,352
Watson Pharmaceuticals, Inc.*                                                   1,130                    44,847
                                                                                                   ------------
                                                                                                        494,199
                                                                                                   ------------
PHOTOGRAPHY EQUIPMENT (0.18%)
Eastman Kodak Co.                                                               5,244                   284,815
Polaroid Corp.                                                                    840                    19,950
                                                                                                   ------------
                                                                                                        304,765
                                                                                                   ------------
PIPELINES (0.72%)
Columbia Gas System, Inc.                                                       1,478                    87,572
El Paso Energy Corp.                                                            2,976                   120,156
Enron Corp.                                                                     9,892                   740,664
Williams Cos., Inc.                                                             5,690                   250,004
                                                                                                   ------------
                                                                                                      1,198,396
                                                                                                   ------------
PRINTING (0.05%)
R.R. Donnelley & Sons Co.                                                       3,648                    76,380
                                                                                                   ------------
PUBLISHING (0.68%)
Dow Jones & Co.                                                                 1,745                   125,313
Gannett, Inc.                                                                   5,434                   382,418
Knight-Ridder, Inc.                                                             1,619                    82,468
McGraw-Hill Cos., Inc.                                                          3,280                   149,240
New York Times Co. Cl A                                                         3,274                   140,577
Times Mirror Co. Cl A                                                           1,228                   114,127
Tribune Co.                                                                     4,130                   151,003
                                                                                                   ------------
                                                                                                      1,145,146
                                                                                                   ------------
RETAIL STORES (5.73%)
Bed Bath & Beyond, Inc.*                                                        1,540                    60,638
Best Buy Co., Inc.*                                                             2,840                   244,240
Circuit City Stores, Inc.                                                       2,770                   168,624
Consolidated Stores Corp.*                                                      1,330                    15,129
Costco Cos., Inc.*                                                              6,180                   324,836
CVS Corp.                                                                       5,444                   204,490
Dillard's, Inc. Cl A                                                            1,090                    17,917
Dollar General Corp.                                                            2,897                    77,857
Eastern Enterprises                                                               550                    32,930
Federated Department Stores, Inc.*                                              2,797                   116,775
Gap, Inc.                                                                      11,505                   573,093
Harcourt General, Inc.                                                          1,544                    57,514
Home Depot, Inc.                                                               30,819                 1,987,826
J.C. Penney Co.                                                                 3,747                    55,737
K-Mart Corp.*                                                                   6,188                    59,946
Kohl's Corp.*                                                                   2,470                   253,175
Longs Drug Stores Corp.                                                           420                     9,555
Lowe's Cos.                                                                     5,388                   314,525
May Department Store Co.                                                        4,578                   130,473
Nordstrom, Inc.                                                                 1,900                    56,050
Rite Aid Corp.                                                                  3,392                    18,656
Sears, Roebuck & Co.                                                            5,074                   156,660
Staples, Inc.*                                                                  6,170                   123,400
Tandy Corp.                                                                     2,630                   133,473
Target Corp.                                                                    6,534                   488,416
The Limited, Inc.                                                               2,985                   125,743
TJX Companies, Inc.                                                             4,120                    91,413
Toys 'R' Us, Inc.*                                                              3,481                    51,562
Wal Mart Stores, Inc.                                                          59,298                 3,291,038
Walgreen Co.                                                                   13,446                   346,235
                                                                                                   ------------
                                                                                                      9,587,926
                                                                                                   ------------
STEEL (0.09%)
Allegheny Technologies, Inc.                                                    1,316                    26,402
Bethlehem Steel Corp.*                                                          2,390                    14,340
Nucor Corp.                                                                     1,311                    65,550
USX-U.S. Steel Group, Inc.                                                      1,213                    30,325
Worthington Industries, Inc.                                                    1,410                    17,449
                                                                                                   ------------
                                                                                                        154,066
                                                                                                   ------------
TELECOMMUNICATIONS (16.15%)
ADC Telecommunications, Inc.*                                                   3,890                   209,574
Alltel Corp.                                                                    4,808                   303,205
Andrew Corp.*                                                                     412                     9,425
AT&T Corp.                                                                     42,890                 2,412,562
Bell Atlantic Corp.                                                            21,326                 1,303,551
Bellsouth Corp.                                                                25,306                 1,189,381
CenturyTel, Inc.                                                                1,620                    60,142
Cisco Systems, Inc.*                                                           89,348                 6,907,716
Global Crossing Ltd.                                                           10,183                   416,867
GTE Corp.                                                                      13,966                   991,586
Lucent Technologies, Inc.                                                      41,911                 2,546,092
MCI Worldcom, Inc.*                                                            37,229                 1,686,938
Nextel Communications Cl A*                                                     4,940                   732,355
Nortel Networks Corp.                                                          19,074                 2,403,324
QUALCOMM, Inc.*                                                                 9,670                 1,443,852
SBC Communications, Inc.                                                       45,445                 1,908,690
Scientific Atlanta, Inc.                                                        2,140                   135,756
Sprint Corp.                                                                   12,932                   814,716
Sprint Corp. (PCS Group)*                                                      10,150                   662,922
Tellabs, Inc.*                                                                  5,302                   333,943
U S West, Inc.                                                                  7,485                   543,598
                                                                                                   ------------
                                                                                                     27,016,195
                                                                                                   ------------
TIRE & RUBBER (0.03%)
Cooper Tire & Rubber Co.                                                          330                     4,146
Goodyear Tire & Rubber Co.                                                      1,950                    45,459
                                                                                                   ------------
                                                                                                         49,605
                                                                                                   ------------
TOOLS (0.01%)
Stanley Works                                                                     840                    22,155
                                                                                                   ------------
TRANSPORTATION (0.37%)
Burlington Northern Santa Fe Corp.                                              5,064                   112,041
CSX Corp.                                                                       2,475                    58,163
FedEx Corp.*                                                                    3,726                   145,314
Kansas City Southern Industries, Inc.                                           1,540                   132,344
Norfolk Southern Corp.                                                          4,316                    62,043
Union Pacific Corp.                                                             2,963                   115,927
                                                                                                   ------------
                                                                                                        625,832
                                                                                                   ------------
TRAVEL SERVICES (0.04%)
Sabre Holdings Corp. Cl A*                                                      1,664                    61,464
                                                                                                   ------------
TRUCKING & LEASING (0.02%)
Ryder Systems, Inc.                                                             1,280                    29,040
                                                                                                   ------------
UTILITIES (1.64%)
AES Corp.*                                                                      3,010                   237,038
Ameren Corp.                                                                    1,918                    59,337
American Electric Power Co.                                                     2,937                    87,559
Carolina Power & Light Co.                                                      2,074                    67,275
Central & South West Corp.                                                      3,086                    52,655
Cinergy Corp.                                                                   1,904                    40,936
CMS Energy Corp.                                                                1,200                    21,750
Consolidated Edison, Inc.                                                       3,449                   100,020
Constellation Energy Group                                                      2,009                    64,037
Dominion Res Inc - Va                                                           3,004                   115,466
DTE Energy Co.                                                                  1,919                    55,651
Duke Energy Co.                                                                 5,603                   294,157
Edison International                                                            5,376                    89,040
Entergy Corp.                                                                   3,335                    67,325
Firstenergy Corp.                                                               3,145                    64,866
Florida Progress Corp.                                                          1,410                    64,684
FPL Group, Inc.                                                                 3,009                   138,602
GPU, Inc.                                                                       1,235                    33,808
New Century Energies, Inc.                                                      1,310                    39,382
Niagara Mohawk Holdings Inc.                                                    3,710                    50,085
Northern States Power-Mn Co.                                                    1,580                    31,403
PECO Energy Co.                                                                 2,546                    93,884
Peoples Energy Corp.                                                              350                     9,603
PG&E Corp.                                                                      6,099                   128,079
PPL Corp.                                                                       1,385                    28,998
Public Service Enterprise, Inc.                                                 3,417                   101,229
Reliant Energy, Inc.                                                            5,360                   125,625
Southern Co.                                                                   10,860                   236,205
Texas Utilities Co.                                                             4,421                   131,248
Unicom Corp.                                                                    2,952                   107,748
                                                                                                   ------------
                                                                                                      2,737,695
                                                                                                   ------------
WASTE MANAGEMENT (0.07%)
Waste Management Services, Inc.                                                 8,063                   110,362
                                                                                                   ------------
TOTAL COMMON STOCK (Cost $148,205,819)                                                              166,300,407
                                                                                                   ------------

MISCELLANEOUS INVESTMENTS  (Cost $717,372) (0.43%)
S&P 500 Depository Receipts                                                     4,800                   722,701
                                                                                                   ------------

REPURCHASE AGREEMENTS (0.24%)
Fifth Third Bank, 5.55%, dated 03/31/00,due 04/03/00,repurchase
Price $399,146 (collateralized by FNMA Pool #535117, 7.50%,
due 01/16/30, market value $410,000) (Cost $398,961) 398,961                                            398,961
                                                                                                   ------------

TOTAL INVESTMENTS (Cost $149,322,152) (100.13%)                                                     167,422,069
OTHER ASSETS & LIABILITIES, NET (-0.13%)                                                               (220,023)
                                                                                                   ------------
NET ASSETS (100%)                                                                                  $167,202,046
                                                                                                   ============

*Non-income producing investment.

ADR -- American Depository Receipt

Cost for federal income tax at March 31, 2000 was $149,322,152 and net unrealized appreciation consisted of:
Gross unrealized appreciation                                                                       $31,934,436
Gross unrealized depreciation                                                                       (13,834,519)
                                                                                                   ------------
Net unrealized appreciation                                                                         $18,099,917
                                                                                                   ============

See notes to financial statements.




CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - March 31, 2000 (Unaudited)
---------------------------------------------------------------------------------------------------------------
                                                                            Shares                     Value
                                                                         ------------              ------------

COMMON STOCK (98.59%)

ADVERTISING (0.95%)
Ha-Lo Industries, Inc.*                                                         8,570                   $67,489
Snyder Communications, Inc.                                                    13,970                   314,325
True North Communications, Inc.                                                 9,189                   361,243
                                                                                                   ------------
                                                                                                        743,057
                                                                                                   ------------
AEROSPACE (0.72%)
AAR Corp.                                                                       6,022                   100,492
Alliant Techsystems, Inc.*                                                      2,443                   143,832
BE Aerospace, Inc.*                                                             5,480                    32,195
GenCorp, Inc.                                                                   5,590                    43,322
Kaman Corp. Cl A                                                                4,593                    44,782
Orbital Sciences Corp.*                                                         9,222                   138,330
Teledyne Technologies, Inc.*                                                    3,420                    59,423
                                                                                                   ------------
                                                                                                        562,376
                                                                                                   ------------
AGRICULTURAL (0.34%)
Agribrands International, Inc.*                                                 2,430                    95,529
Delta & Pine Land Co.                                                           8,586                   169,573
                                                                                                   ------------
                                                                                                        265,102
                                                                                                   ------------
AIRLINES (0.50%)
Atlantic Coast Airlines Holdings*                                               4,240                   109,710
Midwest Express Holdings, Inc.*                                                 3,050                    78,156
Skywest, Inc.                                                                   5,130                   200,711
                                                                                                   ------------
                                                                                                        388,577
                                                                                                   ------------
APPAREL (0.91%)
Kellywood Co.                                                                   6,610                   116,088
Nautica Enterprises, Inc.*                                                      7,636                    89,723
Oshkosh B'Gosh, Inc. Cl A                                                       2,780                    50,040
Oxford Industries, Inc.                                                         3,640                    65,975
Quiksilver, Inc.*                                                               4,590                    80,612
Timberland Co. Cl A*                                                            4,288                   218,688
Wolverine World Wide, Inc.                                                      8,148                    89,628
                                                                                                   ------------
                                                                                                        710,754
                                                                                                   ------------
APPLIANCES (0.20%)
Salton, Inc.*                                                                   2,210                    95,859
Windmere-Durable Holdings, Inc.*                                                4,220                    62,245
                                                                                                   ------------
                                                                                                        158,104
                                                                                                   ------------
AUTO PARTS & EQUIPMENT (1.14%)
Copart, Inc.*                                                                  10,050                   175,875
Discount Auto Parts, Inc.*                                                      4,221                    37,725
O'Reilly Automotive, Inc.*                                                     11,240                   159,467
Standard Motor Products, Inc.                                                   3,956                    58,845
Tower Automotive, Inc.*                                                         9,940                   162,767
Valence Technology*                                                             6,550                   154,334
Wabash National Corp.                                                           6,050                    84,322
Wynns International, Inc.                                                       3,930                    54,283
                                                                                                   ------------
                                                                                                        887,618
                                                                                                   ------------
BANKS (5.41%)
Anchor Bancorp Wisconsin, Inc.                                                  3,360                    53,340
Banknorth Group, Inc.                                                           5,520                   148,005
Carolina First Corp.                                                            4,840                    63,525
Centura Banks, Inc.                                                             8,126                   372,272
Commerce Bancorp, Inc.                                                          6,069                   224,553
Commercial Federal Corp.                                                       12,370                   205,651
Community First Bankshares                                                      9,250                   148,000
Cullen Frost Bankers, Inc.                                                     12,462                   329,464
Downey Financial Corp.                                                          5,926                   125,928
First Bancorp/Puerto Rico                                                       5,140                    90,592
First Midwest Bancorp                                                           8,895                   215,704
Hudson United Bancorp                                                           9,583                   207,831
MAF Bancorp, Inc.                                                               4,680                    75,757
Provident Bankshares Corp.                                                      5,565                    87,649
Queens County Bancorp, Inc.                                                     4,105                    74,147
Riggs National Corp.                                                            5,966                    72,711
Silicon Valley Bancshares*                                                      4,260                   306,187
Southwest Bancorporation of Texas, Inc.*                                        4,820                    93,689
Staten Island Bancorp, Inc.                                                     6,350                   108,744
Susquehanna Bancshares, Inc.                                                    5,945                    82,115
Trustco Bank Corp.                                                              8,896                   103,972
United Bankshares, Inc.                                                         8,160                   179,520
US Trust Corp.                                                                  3,622                   684,558
Whitney Holdings Corp.                                                          5,368                   175,131
                                                                                                   ------------
                                                                                                      4,229,045
                                                                                                   ------------
BROADCASTING (1.04%)
Allen Telecommunications, Inc.*                                                 5,150                    82,078
P-Com, Inc.*                                                                   13,680                   253,080
Powerwave Technologies, Inc.*                                                   3,829                   478,625
                                                                                                   ------------
                                                                                                        813,783
                                                                                                   ------------
BUILDING (2.84%)
ABM Industries, Inc.                                                            5,320                   125,020
Butler Manufacturing Co.                                                        3,045                    74,412
Champion Enterprises, Inc.*                                                     9,615                    55,286
D. R. Horton, Inc.                                                             12,077                   157,756
Dycom Industries, Inc.*                                                         7,440                   362,700
Eagle Hardware & Garden, Inc.*                                                    315                        16
Elcor Corp.                                                                     4,240                   146,280
Florida Rock Industries, Inc.                                                   3,990                   111,720
Hughes Supply, Inc.                                                             5,395                    83,623
Insituform Technologies Cl A*                                                   4,920                   150,675
MDC Holdings, Inc.                                                              4,250                    76,234
Morrison-Knudsen Corp.*                                                         7,740                    57,082
Ryland Group, Inc.                                                              4,489                    84,169
Simpson Manufacturing Co.*                                                      2,760                   109,020
Skyline Corp.                                                                   3,320                    72,003
Standard Pacific Corp.                                                          6,320                    63,200
Stone & Webster, Inc.                                                           4,280                    62,060
Thor Industries, Inc.                                                           3,320                    80,717
Toll Brothers, Inc.*                                                            7,295                   145,900
Universal Forest Products, Inc.                                                 4,770                    59,029
US Home Corp.*                                                                  3,808                   144,704
                                                                                                   ------------
                                                                                                      2,221,606
                                                                                                   ------------
BUILDING PRODUCTS (0.28%)
Lennox International, Inc.                                                      9,130                    79,887
Texas Industries, Inc.                                                          4,410                   137,261
                                                                                                   ------------
                                                                                                        217,148
                                                                                                   ------------
CHEMICALS (1.20%)
Cambrex Corp.                                                                   5,354                   232,899
Chemfirst, Inc.                                                                 5,217                   101,405
MacDermid, Inc.                                                                 6,320                   167,480
McWhorter Technologies, Inc.*                                                   2,820                    33,840
OM Group, Inc.                                                                  5,031                   228,911
Quaker Chemical Corp.                                                           3,480                    59,160
The Geon Co.                                                                    5,295                   113,842
                                                                                                   ------------
                                                                                                        937,537
                                                                                                   ------------
COMMERCIAL SERVICES (1.35%)
Central Parking Corp.                                                           8,505                   170,100
DBT Online, Inc.*                                                               4,260                    79,076
F.Y.I. Inc.*                                                                    2,940                    79,747
Insurance Auto Auctions, Inc.*                                                  2,990                    50,456
Kroll-O'Gara Co.*                                                               4,960                    54,250
Lason, Inc.*                                                                    4,490                    29,606
NFO Worldwide, Inc.*                                                            4,220                    92,840
Plexus Corp.*                                                                   3,580                   238,517
Prepaid Legal Services, Inc.*                                                   4,690                   139,234
Primark Corp.*                                                                  4,859                   117,223
                                                                                                   ------------
                                                                                                      1,051,049
                                                                                                   ------------
COMPONENTS (2.64%)
Alpha Industries, Inc.*                                                         3,800                   361,000
C-COR Electronics, Inc.*                                                        5,820                   285,180
Checkpoint Systems, Inc.*                                                       5,510                    46,146
Coherent, Inc.*                                                                 4,680                   243,360
Dionex Corp.*                                                                   4,368                   143,871
Electro Scientific Industries, Inc.*                                            5,240                   303,920
Harman International Industries, Inc.                                           3,680                   220,800
Silicon Valley Group, Inc.*                                                     6,770                   186,175
Standard Microsystem Corp.*                                                     2,680                    39,028
Vicor Corp.*                                                                    7,939                   142,902
Watts Industries, Inc.                                                          4,510                    55,811
X-Rite, Inc.                                                                    3,240                    32,804
                                                                                                   ------------
                                                                                                      2,060,997
                                                                                                   ------------
COMPUTER HARDWARE (0.46%)
Cybex Computer Products Corp.*                                                    235                     8,842
Hutchinson Technology, Inc.*                                                    5,510                    97,114
InterVoice, Inc.*                                                               6,090                   175,849
Kronos, Inc.*                                                                   2,550                    75,544
                                                                                                   ------------
                                                                                                        357,349
                                                                                                   ------------
COMPUTER SERVICES & SOFTWARE (12.89%)
American Management Systems, Inc.*                                              8,128                   356,108
Analysts International Corp.                                                    4,285                    42,314
Anixter International, Inc.*                                                    7,876                   219,544
Aspen Technologies, Inc.*                                                       4,980                   201,067
Auspex Systems, Inc.*                                                           5,170                    56,870
Avid Technology, Inc.*                                                          5,540                    99,027
Barra, Inc.*                                                                    2,700                    91,462
Bisys Group, Inc.*                                                              5,241                   348,527
ChoicePoint, Inc.*                                                              5,820                   217,523
Ciber, Inc.*                                                                   11,640                   238,620
Computer Task Group, Inc.                                                       4,540                    49,940
Dendrite International, Inc.*                                                   7,555                   158,183
Digi International Inc.*                                                        3,730                    34,503
Eloyalty Corp.*                                                                15,945                   380,687
Epicor Software Corp.*                                                          6,890                    58,565
Factset Research Systems, Inc.                                                  6,080                   164,540
Fair Issac & Co.                                                                2,849                   110,755
FileNet Corp.*                                                                  6,442                   191,650
Great Plains Software, Inc.*                                                    2,960                   157,990
Harbinger Corp.*                                                                7,570                   220,476
HNC Software, Inc.*                                                             4,690                   337,973
Hyperion Solutions Corp.*                                                       6,016                   195,520
Inter Tel, Inc.                                                                 5,310                   145,361
Macromedia, Inc.*                                                               9,430                   851,647
Marchfirst, Inc.*                                                              25,000                   892,188
Mercury Interactive Corp.*                                                     14,640                 1,160,220
Midway Games, Inc.*                                                             7,820                   103,615
National Data Corp.                                                             6,846                   177,996
National Instrument Corp.*                                                      9,535                   447,549
Pinnacle Systems, Inc.*                                                         9,420                   313,215
Progress Software Corp.*                                                        6,696                   156,938
Project Software & Development, Inc.*                                           3,970                   224,305
QRS Corp.*                                                                      2,580                   194,145
RSA Security, Inc.*                                                             7,370                   381,858
Saga Systems, Inc.                                                              5,290                   189,118
SEI Investments Co.                                                             3,531                   400,548
Thq, Inc.*                                                                      3,490                    62,384
Verity, Inc.*                                                                   5,690                   231,868
Xircom, Inc.*                                                                   5,520                   204,240
                                                                                                   ------------
                                                                                                     10,069,039
                                                                                                   ------------
COMPUTER SYSTEMS (1.98%)
Apex, Inc.*                                                                     4,180                   155,183
Concord Communications, Inc.*                                                   2,850                   101,353
Jack Henry & Associates, Inc.                                                   7,862                   289,911
Mercury Computer Systems, Inc.*                                                 3,850                   188,169
Micros Systems, Inc.*                                                           3,120                   196,365
National Computer Systems, Inc.                                                 6,186                   313,940
S3, Inc.*                                                                      14,470                   303,870
                                                                                                   ------------
                                                                                                      1,548,791
                                                                                                   ------------
CONSULTING SERVICES (0.45%)
Maximus, Inc.*                                                                  3,990                   121,695
Remedy Corp.*                                                                   5,500                   231,688
                                                                                                   ------------
                                                                                                        353,383
                                                                                                   ------------
CONSUMER PRODUCTS (0.81%)
FOSSIL, Inc.*                                                                   6,720                   157,500
Information Resources, Inc.*                                                    5,330                    42,640
Russ Berrie and Co.                                                             5,188                    95,978
Scotts Co.*                                                                     5,889                   247,338
Toro Co.                                                                        2,929                    87,687
                                                                                                   ------------
                                                                                                        631,143
                                                                                                   ------------
CONTAINERS (0.15%)
Shorewood Packaging Corp.*                                                      5,483                   117,542
                                                                                                   ------------
DISTRIBUTION WHOLESALE (0.85%)
Brightpoint, Inc.*                                                             10,210                   125,072
Insight Enterprises, Inc.*                                                      5,090                   185,467
Owens & Minor, Inc. Holding Co.                                                 5,754                    61,136
United Stationers, Inc.                                                         6,490                   231,612
Watsco, Inc.                                                                    5,865                    61,216
                                                                                                   ------------
                                                                                                        664,503
                                                                                                   ------------
DIVERSIFIED CONGLOMERATES (1.53%)
AMCOL International Corp.                                                       4,340                    66,727
Chemed Corp.                                                                    4,075                   122,250
Clarcor, Inc.                                                                   5,220                    92,655
Mascotech, Inc.                                                                10,090                   118,558
Myers Industries, Inc.                                                          4,576                    54,912
Roper Industries, Inc.                                                          6,116                   207,562
SPS Technologies, Inc.*                                                         3,018                    92,049
Standex International Corp.                                                     3,850                    59,675
Tenneco, Inc.                                                                   6,550                    51,991
Tredegar Industries, Inc.                                                       7,384                   198,906
Volt Info Sciences, Inc.*                                                       3,710                   133,328
                                                                                                   ------------
                                                                                                      1,198,613
                                                                                                   ------------
ELECTRONIC EQUIPMENT (10.52%)
Actel Corp.*                                                                    4,330                   154,527
Analogic Corp.                                                                  3,050                   112,469
Artesyn Technologies, Inc.*                                                     7,480                   141,652
Audiovox Corp. Cl A*                                                            4,260                   185,842
Benchmark Electronics, Inc.*                                                    3,630                   134,310
Burr-Brown Corp.*                                                              10,568                   574,608
C & D Technology, Inc.                                                          2,660                   156,940
C-Cube Microsystems, Inc.*                                                      7,800                   567,937
Cohu, Inc.                                                                      3,870                   161,331
CTS Corp.                                                                       5,270                   300,390
Dallas Semiconductors Corp.                                                    11,338                   398,247
Electroglas, Inc.*                                                              4,200                   143,850
Etec Systems, Inc.*                                                             4,121                   513,580
General Semi-Conductors, Inc.*                                                  6,780                   116,955
Gentex Corp.*                                                                  14,390                   533,329
Hadco Corp.*                                                                    2,880                   186,120
Harmon Industries, Inc.*                                                        2,110                    38,244
International Rectifier Corp.*                                                 10,074                   384,071
Kemet Corp.*                                                                    8,065                   510,111
Kent Electronics Corp.*                                                         5,953                   173,753
Lattice Semiconductor Corp.*                                                    9,248                   625,974
Methode Electronics, Inc.                                                       7,020                   354,510
Micrel, Inc.*                                                                   7,910                   759,360
Park Electrochemical Co.                                                        2,563                    62,793
Photronics, Inc.*                                                               5,070                   179,034
Pioneer Standard Electronics, Inc.                                              5,030                    79,223
SLI, Inc.*                                                                      6,640                   112,880
Technitrol, Inc.                                                                3,310                   192,807
TNP Enterprises, Inc.                                                           3,540                   155,096
Trimble Navigation Ltd.*                                                        4,910                   126,432
Ultratech Stepper, Inc.*                                                        5,600                    79,800
                                                                                                   ------------
                                                                                                      8,216,175
                                                                                                   ------------
ENGINEERING (0.28%)
Tetra Tech, Inc.*                                                               7,387                   175,441
URS Corp.*                                                                      3,110                    40,819
                                                                                                   ------------
                                                                                                        216,260
                                                                                                   ------------
ENTERTAINMENT & LEISURE (0.10%)
Prime Hospitality Corp.*                                                       11,090                    80,402
                                                                                                   ------------
FINANCIAL SERVICES (1.39%)
Americredit Corp.*                                                             13,330                   217,446
Billing Concepts Corp.*                                                         7,230                    50,836
Chittenden Corp.                                                                5,560                   165,063
Investors Financial Services Corp.                                              3,110                   183,101
National Discount Brokers Group, Inc.*                                          3,250                   160,469
Pioneer Group, Inc.*                                                            5,910                   137,407
The Profit Recovery Group International, Inc.*                                  9,065                   167,702
                                                                                                   ------------
                                                                                                      1,082,024
                                                                                                   ------------
FOOD & BEVERAGES (1.64%)
American Italian Pasta Co.*                                                     3,730                    91,851
Chiquita Brands International, Inc.                                            11,380                    54,055
Corn Products International, Inc.                                               8,380                   201,644
Earthgrains Co.                                                                 9,104                   135,422
Fleming Co., Inc.                                                               7,740                   116,584
Hain Food Group, Inc.(The)*                                                     3,660                   103,624
J&J Snack Foods Corp.*                                                          2,530                    50,284
Michael Foods, Inc.                                                             4,480                    94,080
Performance Food Group Co.*                                                     3,450                    75,469
Ralcorp Holdings, Inc.*                                                         5,570                    80,765
United Natural Foods, Inc.*                                                     3,820                    57,300
Whole Foods Market, Inc.*                                                       5,349                   221,649
                                                                                                   ------------
                                                                                                      1,282,727
                                                                                                   ------------
FOREST & PAPER PRODUCTS (0.46%)
Buckeye Technology, Inc.*                                                       6,720                   118,440
Caraustar Industries, Inc.*                                                     5,735                    81,007
Deltic Timber Corp.                                                             2,640                    62,535
Pope & Talbot, Inc.                                                             5,165                    94,907
                                                                                                   ------------
                                                                                                        356,889
                                                                                                   ------------
HEALTH CARE (0.06%)
ADAC Laboratories                                                               3,360                    46,200
                                                                                                   ------------
HEALTH CARE SERVICES (1.46%)
Hooper Holmes, Inc.                                                             6,170                   211,708
Medquist, Inc.*                                                                 7,090                   192,759
Orthodontic Centers of America, Inc.*                                           9,540                   178,875
Renal Care Group, Inc.*                                                         9,320                   202,127
Universal Health Services, Inc.*                                                6,104                   299,096
US Oncology, Inc.*                                                             13,120                    59,040
                                                                                                   ------------
                                                                                                      1,143,605
                                                                                                   ------------
HOME FURNISHINGS (1.09%)
Bassett Furniture Industries, Inc.                                              4,568                    63,952
Ethan Allen Interiors, Inc.                                                     8,126                   203,150
Interface, Inc. Cl A                                                            8,938                    37,986
La-Z Boy Chair Co.                                                             10,763                   165,481
Libbey, Inc.                                                                    3,920                   107,310
National Presto Industries, Inc.                                                2,760                    90,045
Pier One, Inc.                                                                 17,914                   183,619
                                                                                                   ------------
                                                                                                        851,543
                                                                                                   ------------
HUMAN RESOURCES (0.58%)
CDI Corp.*                                                                      4,439                    84,341
Interim Services, Inc.*                                                        13,126                   243,651
Labor Ready, Inc.*                                                              8,230                    81,271
StaffMark, Inc.*                                                                5,120                    40,640
                                                                                                   ------------
                                                                                                        449,903
                                                                                                   ------------
INDUSTRIAL (0.71%)
Cognex Corp.*                                                                   8,067                   465,365
Gerber Scientific, Inc.                                                         4,671                    90,209
                                                                                                   ------------
                                                                                                        555,574
                                                                                                   ------------
INSURANCE (2.52%)
Arthur J. Gallagher & Co.*                                                      7,444                   241,930
Conventry Corp.*                                                               11,775                   100,087
Delphi Financial Group, Inc.*                                                   4,792                   145,557
E.W. Blanch Holdings, Inc.                                                      2,640                    52,800
Enhance Financial Services Group, Inc.                                          7,108                   100,400
Fidelity National Financial, Inc.                                               5,908                    81,604
First American Financial Corp.                                                 11,778                   167,100
Fremont General Corp.                                                          12,552                    74,528
Hilb, Rogal and Hamilton Co.                                                    2,670                    72,924
Mutual Risk Management, Ltd.                                                    9,836                   196,720
R.L.I. Corp.                                                                    2,470                    82,745
Radian Group, Inc.                                                              7,147                   340,376
SCPIE Holdings Inc.                                                             2,700                    82,687
Selective Insurance Group, Inc.                                                 4,678                    79,818
Trenwick Group, Inc.                                                            4,047                    57,164
Zenith National Insurance Corp.                                                 4,218                    93,587
                                                                                                   ------------
                                                                                                      1,970,027
                                                                                                   ------------
INVESTMENT COMPANIES (1.07%)
Dain Rauscher Corp.                                                             2,728                   179,877
Eaton Vance Corp.                                                               7,026                   301,679
Jefferies Group, Inc.                                                           5,620                   128,558
Raymond James Financial, Inc.                                                  10,881                   225,781
                                                                                                   ------------
                                                                                                        835,895
                                                                                                   ------------
LINEN SUPPLY & RELATED ITEMS (0.12%)
G & K Services, Inc.                                                            4,677                    91,421
                                                                                                   ------------
MACHINERY, GENERAL INDUSTRIAL (3.16%)
Applied Industrial Technologies, Inc.                                           4,710                    75,360
Applied Power Cl A                                                              7,794                   222,129
Astec Industries, Inc.*                                                         4,260                   113,156
Baldor Electric Co.                                                             6,540                   118,129
Gardner Denver, Inc.*                                                           3,760                    70,735
Graco, Inc.                                                                     4,170                   120,930
Helix Technologies Corp.                                                        4,340                   260,671
IDEX Corp.                                                                      6,350                   173,038
JLG Industries, Inc.                                                            7,440                    67,890
Kulicke & Soffa Industries, Inc.*                                               4,510                   288,922
Lindsay Manufacturing Co.                                                       3,379                    57,865
Regal-Beloit Corp.                                                              4,708                    82,390
Robbins & Myers, Inc.                                                           3,110                    73,474
Specialty Equipment Co.*                                                        4,780                    99,185
SpeedFam-IPEC, Inc.*                                                            6,430                   127,796
The Manitowac Co., Inc.                                                         5,487                   148,492
Thomas Industries, Inc.                                                         3,580                    67,125
Zebra Technologies Corp. Cl A*                                                  6,066                   303,300
                                                                                                   ------------
                                                                                                      2,470,587
                                                                                                   ------------
MARKETING SERVICES (0.60%)
Advo, Inc.*                                                                     4,405                   110,125
Catalina Marketing Corp.*                                                       3,515                   355,894
                                                                                                   ------------
                                                                                                        466,019
                                                                                                   ------------
MEDICAL PRODUCTS (6.88%)
Advance Paradigm, Inc.*                                                         4,200                    49,875
Advanced Tissue Sciences, Inc.                                                  9,590                    64,733
Alliance Pharmaceutical Corp.*                                                  8,160                   121,890
Alpharma, Inc.                                                                  6,008                   220,794
Barr Labs, Inc.*                                                                4,790                   201,180
Bindly Western Industries, Inc.                                                 6,396                    86,746
Bio Technology General Corp*                                                    9,460                   146,630
Cephalon, Inc.*                                                                 6,440                   241,500
Cerner Corp.*                                                                   6,910                   186,570
Conmed Corp.*                                                                   3,300                    82,706
Cooper Co.*                                                                     3,040                    97,850
Cygnus, Inc.*                                                                   4,730                    68,585
Datascope Corp.*                                                                3,250                   103,188
Diagnostic Products Corp.                                                       3,520                    86,020
Enzo Biochem, Inc.*                                                             4,716                   332,478
Idexx Labs, Inc.*                                                               7,979                   186,010
Immune Response*                                                                4,830                    55,545
Incyte Pharmaceuticals, Inc.*                                                   5,450                   474,150
Invacare, Inc.                                                                  6,186                   169,728
Laser Vision Centers, Inc.*                                                     5,190                    36,006
Liposome Co., Inc.*                                                             7,250                   126,649
Medtronic, Inc.                                                                     1                        51
Mentor Corp.                                                                    5,193                   140,211
Organogenesis, Inc.*                                                            6,180                    74,546
Osteotech, Inc.*                                                                3,310                    44,271
Patterson Dental Co.*                                                           6,577                   251,570
Protein Design Labs, Inc.*                                                      3,555                   282,623
ResMed Inc.*                                                                    3,030                   216,266
Respironics, Inc.*                                                              6,110                    87,831
Scott Technologies, Inc.*                                                       3,850                    72,669
Spacelabs Medical, Inc.*                                                        3,060                    48,769
Summit Technology, Inc.*                                                        9,290                    84,771
Syncor International Corp.*                                                     2,750                    90,750
Techne Corp.*                                                                   3,900                   269,100
Theragenics Corp.*                                                              5,310                    71,021
Varian Medical Systems, Inc.                                                    6,380                   291,088
Vital Signs, Inc.                                                               3,073                    70,487
Wesley Jessen VisionCare, Inc.*                                                 3,790                   136,203
                                                                                                   ------------
                                                                                                      5,371,060
                                                                                                   ------------
METAL PRODUCTS (0.04%)
Amcast Industrial Corp.                                                         3,570                    32,799
                                                                                                   ------------
METALS (1.57%)
Brush Wellman, Inc.                                                             4,550                    80,194
Castle Am & Co.                                                                 3,507                    43,838
Commercial Metals Company                                                       3,465                    95,721
Commonwealth Industries, Inc.                                                   4,320                    39,150
Intermet Corp.                                                                  5,394                    49,220
Material Sciences Corp.*                                                        2,930                    39,555
Mueller Industries, Inc.*                                                       6,972                   211,775
Quanex Corp.                                                                    3,938                    70,884
Reliance Steel & Aluminum Co.                                                   6,555                   146,668
Steel Dynamics, Inc.*                                                           8,290                    95,853
Stillwater Mining Co.*                                                          7,627                   305,080
Wolverine Corp.*                                                                3,825                    49,008
                                                                                                   ------------
                                                                                                      1,226,946
                                                                                                   ------------
MISCELLANEOUS MANUFACTURING (0.96%)
A.O. Smith Corp.                                                                5,322                    95,796
Aptargroup, Inc.                                                                7,308                   195,032
Barnes Group, Inc.                                                              4,700                    68,150
JAKKS Pacific, Inc.*                                                            3,740                    80,644
Justin Industries, Inc.                                                         4,380                    78,840
Lawson Products, Inc.                                                           3,480                    82,868
Paxar Corp.*                                                                    6,179                    59,473
Valmont Industries, Inc.                                                        5,260                    90,735
                                                                                                   ------------
                                                                                                        751,538
                                                                                                   ------------
OFFICE EQUIPMENT (0.38%)
Brady Corp. Cl A                                                                4,850                   151,259
John H. Harland Co.                                                             5,590                    75,465
New England Business, Inc.                                                      3,980                    68,655
                                                                                                   ------------
                                                                                                        295,379
                                                                                                   ------------
OIL & GAS (5.24%)
Atmos Energy Corp.                                                              5,486                    89,833
Atwood Oceanics, Inc.*                                                          2,910                   192,969
Barrett Resources Corp.*                                                        7,079                   211,043
Cabot Oil & Gas Corp.                                                           6,721                   121,398
Cal Dive International, Inc.*                                                   3,110                   157,833
Cross Timbers Oil Co.                                                           9,017                   117,785
Dril-Quip, Inc.*                                                                3,590                   169,179
Energen Corp.                                                                   5,960                    94,988
HS Resources, Inc.*                                                             4,740                   100,133
Input/Output, Inc.*                                                             8,714                    53,373
New Jersey Resources Corp.                                                      4,056                   173,394
Newfield Exploration Company *                                                  8,682                   306,041
Northwest Natural Gas Co.                                                       4,362                    85,059
Oceaneering International, Inc.*                                                4,986                    93,488
Piedmont Natural Gas, Inc.                                                      5,919                   154,264
Plains Resources, Inc.*                                                         4,220                    52,750
Pogo Producing Co.                                                              9,096                   259,805
Pride International, Inc.*                                                     11,615                   264,967
Seacor Holdings.*                                                               2,670                   161,201
Southern Union Company                                                          7,290                   131,676
Southwest Gas Corp.                                                             5,649                   107,684
St. Mary Land & Exploration Co.                                                 3,060                    91,418
Stone Energy Corp.*                                                             3,970                   195,523
Tuboscope, Inc.*                                                                9,325                   158,525
Vintage Petroleum, Inc.                                                        12,256                   246,652
WD-40 Co.                                                                       4,060                    85,260
Wicor, Inc.                                                                     7,070                   219,170
                                                                                                   ------------
                                                                                                      4,095,411
                                                                                                   ------------
PAINT & RELATED PRODUCTS (0.07%)
Lilly Industries, Inc.                                                          4,709                    58,274
                                                                                                   ------------
PHARMACEUTICAL (3.54%)
Biomatrix, Inc.*                                                                4,940                   125,970
Cor Therapeutics, Inc.*                                                         4,870                   321,040
Dura Pharmaceuticals, Inc.*                                                     8,810                   108,473
IDEC Pharmaceuticals Corp.*                                                     8,060                   791,895
Jones Pharmaceutical, Inc.                                                     12,435                   377,713
Medicis Pharmaceutical Corp.*                                                   5,620                   224,800
Parexel International Corp.*                                                    5,380                    50,774
Pharmaceutical Product Development, Inc.*                                       4,780                    80,961
Priority Healthcare Corp. Cl B*                                                 4,464                   224,316
Vertex Pharmaceuticals, Inc.*                                                   5,182                   242,582
Noven Pharmaceuticals, Inc.*                                                    4,050                    44,297
Regeneron Pharmaceuticals, Inc.*                                                5,940                   175,601
                                                                                                   ------------
                                                                                                      2,768,422
                                                                                                   ------------
PHOTOGRAPHY & EQUIPMENT (0.09%)
CPI Corp.                                                                       3,060                    71,336
                                                                                                   ------------
PRINTING (0.23%)
Bowne & Co., Inc.                                                               7,404                    95,327
Consolidated Graphic, Inc.*                                                     3,760                    48,175
Valassis Communications, Inc.*                                                  1,153                    38,409
                                                                                                   ------------
                                                                                                        181,911
                                                                                                   ------------
RECREATION VEHICLE MANUFACTURING (0.50%)
Coachmen Industries, Inc.                                                       3,780                    52,211
Monaco Coach Corp.*                                                             4,090                    77,710
Polaris Industries, Inc.                                                        5,490                   165,386
Winnebago Industries, Inc.                                                      5,090                    91,938
                                                                                                   ------------
                                                                                                        387,245
                                                                                                   ------------
RECYCLING (0.06%)
IMCO Recycling, Inc.                                                            3,940                    43,586
                                                                                                   ------------
RENTAL EQUIPMENT (0.07%)
Aaron Rents, Inc. Cl B                                                          3,470                    52,267
                                                                                                   ------------
RESTAURANT-RETAIL (0.93%)
CEC Entertainment, Inc.*                                                        6,282                   170,399
Cheesecake Factory, Inc.*                                                       4,905                   204,171
IHOP Corp.*                                                                     6,400                    89,600
Landry's Restaurants, Inc.*                                                     7,000                    44,625
Luby's Cafeterias, Inc.                                                         6,710                    63,326
Ruby Tuesday, Inc.                                                              8,670                   151,725
                                                                                                   ------------
                                                                                                        723,846
                                                                                                   ------------
RETAIL STORES (3.98%)
99 Cents Only Stores*                                                           6,600                   259,050
Ames Department Stores, Inc.*                                                   5,820                   142,954
AnnTaylor Stores Corp.*                                                         6,380                   146,740
Brown Shoe Company, Inc.                                                        4,799                    57,588
Casey's General Stores, Inc.                                                    8,842                    96,157
Cash America International Inc.                                                 4,060                    50,496
Cato Corp. Cl A                                                                 5,660                    66,505
Cost Plus, Inc.*                                                                3,980                   134,574
DAMARK International, Inc.*                                                     1,170                    44,606
Department 56, Inc.*                                                            4,000                    59,250
Dress Barn, Inc.*                                                               5,596                   107,723
Enesco Group, Inc.                                                              4,540                    32,064
Footstar, Inc.*                                                                 4,790                   135,318
Goody's Family Clothing, Inc.*                                                  4,780                    28,979
Jo-Ann Stores, Inc. Cl A*                                                       4,745                    39,739
Linens 'N Things, Inc.*                                                         8,350                   285,988
Men's Wearhouse, Inc.*                                                          8,825                   261,441
Michaels Stores, Inc.*                                                          6,120                   249,390
Pacific Sunwear of California, Inc.*                                            6,115                   235,428
Regis Corp.                                                                     7,785                   115,315
Shopko Stores, Inc.*                                                            6,924                   122,901
Stein Mart, Inc.*                                                               5,160                    42,570
Stride Rite Corp.                                                               7,880                    63,533
Zale Corp.*                                                                     7,030                   331,728
                                                                                                   ------------
                                                                                                      3,110,037
                                                                                                   ------------
SEMI-CONDUCTORS (0.39%)
American Xtal Technology, Inc.*                                                 3,690                   119,464
Intermagnetics General Corp.*                                                   2,250                    38,250
Three-Five Systems, Inc.*                                                       2,453                   147,200
                                                                                                   ------------
                                                                                                        304,914
                                                                                                   ------------
TECHNOLOGY (0.36%)
Telxon Corp.                                                                    3,860                    67,791
Zixit Corporation                                                               2,900                   211,156
                                                                                                   ------------
                                                                                                        278,947
                                                                                                   ------------
TELECOMMUNICATIONS (3.60%)
Adaptive Broadband Corp.*                                                       6,240                   333,840
Aspect Communications Corp.*                                                    9,304                   344,830
Black Box Corp.*                                                                3,770                   261,014
Centigram Communications*                                                       1,320                    25,080
CommScope, Inc.*                                                                9,730                   443,931
General Communication, Inc. Cl A*                                               6,510                    34,991
Network Equipment Technologies, Inc.*                                           4,010                    40,100
Nortel Networks Corp.                                                           5,824                   733,824
PictureTel Corp.*                                                               7,730                    67,638
Plantronics, Inc.*                                                              3,340                   311,246
Symmetricom, Inc.*                                                              2,570                    27,146
TALK.com, Inc.*                                                                11,850                   189,600
                                                                                                   ------------
                                                                                                      2,813,240
                                                                                                   ------------
TEXTILE PRODUCTS (0.05%)
Guilford Mills, Inc.                                                            5,537                    42,566
                                                                                                   ------------
TRANSPORTATION (2.22%)
American Freightways Corp.*                                                     6,220                    92,911
Arkansas Best Corp.*                                                            3,380                    35,490
Egl, Inc.*                                                                      5,390                   125,991
Expeditors International, Inc.                                                  9,552                   379,692
Fleetwood Enterprises, Inc.                                                     6,410                    94,547
Fritz Co., Inc.*                                                                6,403                    64,830
Group 1 Automotive, Inc.*                                                       5,000                    58,125
Heartland Express, Inc.*                                                        5,370                    75,432
Kirby Corp.*                                                                    4,937                    97,506
Landstar Systems, Inc.*                                                         2,015                   110,321
MS Carriers, Inc.*                                                              3,320                    78,020
Offshore Logistics, Inc.*                                                       5,150                    71,456
USFreightways Corp.                                                             5,212                   195,124
Werner Enterprises, Inc.                                                        8,448                   143,616
Yellow Corp.*                                                                   5,916                   109,076
                                                                                                   ------------
                                                                                                      1,732,137
                                                                                                   ------------
TRUCKING & LEASING (0.08%)
Rollins Truck Leasing Corp.                                                     7,399                    62,429
                                                                                                   ------------
UTILITIES (0.65%)
Ch Energy Group, Inc.                                                           3,820                   116,033
Eastern Utilities Associates                                                    4,538                   142,380
Energy East Corp.                                                                 533                    10,560
Northwestern Corp.                                                              4,560                    94,050
United Illuminating Company                                                     3,631                   142,517
                                                                                                   ------------
                                                                                                        505,540
                                                                                                   ------------
VITAMINS & NUTRITION PRODUCTS (0.21%)
NBTY, Inc.*                                                                    11,783                   161,280
                                                                                                   ------------
WATER (0.74%)
American States Water Co.                                                       2,590                    77,053
Ionics, Inc.*                                                                   3,695                    94,453
Philadelphia Suburban Corp.                                                     8,652                   156,818
United Water Resources, Inc.                                                    7,290                   253,328
                                                                                                   ------------
                                                                                                        581,652
                                                                                                   ------------
WIRE & CABLE PRODUCTS (0.45%)
Belden, Inc.                                                                    5,520                   151,800
Cable Design Technologies Corp.*                                                5,810                   197,177
                                                                                                   ------------
                                                                                                        348,977
                                                                                                   ------------
WIRELESS EQUIPMENT (0.90%)
Digital Microwave Corp.*                                                       12,930                   438,004
Proxim, Inc.*                                                                   2,210                   264,509
                                                                                                   ------------
                                                                                                        702,513
                                                                                                   ------------
TOTAL COMMON STOCK (Cost $61,333,976)                                                                77,006,619
                                                                                                   ------------

MISCELLANEOUS INVESTMENTS (Cost $958,736)(1.25%)
S&P Mid-Cap 400 Depository Receipts                                            10,700                   976,375
                                                                                                   ------------

REPURCHASE AGREEMENTS (0.13%)
Fifth Third Bank, 5.55%, dated 03/31/00,due 04/03/00, repurchase
Price $100,620 (collateralized by FNMA Pool #535117, 7.50%, due
01/16/30, market value $110,000) (Cost $100,573)                              100,573                   100,573
                                                                                                   ------------

TOTAL INVESTMENTS (Cost $62,393,285) (99.97%)                                                        78,083,567
OTHER ASSETS AND LIABILITIES, NET (0.03%)                                                                25,290
                                                                                                   ------------
NET ASSETS (100%)                                                                                   $78,108,857
                                                                                                   ============

*Non-income producing investment.

ADR -- American Depository Receipt

Cost for federal income tax at March 31, 2000 was $62,393,285 and net unrealized appreciation consisted of:
Gross unrealized appreciation                                                                       $24,033,883
Gross unrealized depreciation                                                                        (8,343,601)
                                                                                                   ------------
Net unrealized appreciation                                                                         $15,690,282
                                                                                                   ============

See notes to financial statements.




CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS - March 31, 2000 (Unaudited)
---------------------------------------------------------------------------------------------------------------
                                                                            Shares                     Value
                                                                         ------------              ------------

COMMON STOCK (32.93%)

AUSTRALIA (2.40%)
World Equity Benchmark Securities - Australia Series                          114,543                $1,131,112
                                                                                                   ------------
AUSTRIA (0.21%)
World Equity Benchmark Securities - Austria Series                             12,735                    98,696
                                                                                                   ------------
BELGIUM (0.72%)
Electrabel SA*                                                                    300                    79,370
Fortis (B)                                                                      4,770                   122,319
KBC Bancassurance Holding NV*                                                   1,410                    50,593
Solvay SA                                                                         360                    25,835
UCB SA                                                                            740                    26,907
World Equity Benchmark Securities - Belgium Series                              2,852                    36,719
                                                                                                   ------------
                                                                                                        341,743
                                                                                                   ------------
FRANCE (1.06%)
World Equity Benchmark Securities - France Series                              18,020                   500,055
                                                                                                   ------------
GERMANY (0.63%)
World Equity Benchmark Securities - Germany Series                             10,974                   296,298
                                                                                                   ------------
HONG KONG (2.45%)
World Equity Benchmark Securities - Hong Kong Series                           84,605                 1,158,031
                                                                                                   ------------
ITALY (2.51%)
World Equity Benchmark Securities - Italy Series                               47,496                 1,187,400
                                                                                                   ------------
JAPAN (8.94%)
World Equity Benchmark Securities - Japan Series                              257,000                 4,224,437
                                                                                                   ------------
NETHERLANDS (5.37%)
ABN AMRO Holdings NV Sponsored ADR                                              8,561                   193,693
Akzo-Nobel NV                                                                   2,922                   125,829
Elsevier NV Sponsored ADR                                                       2,394                    49,825
ING Groep NV Sponsored ADR                                                      3,474                   191,070
KLM Royal Dutch Air Lines NV  ADR                                               1,979                    41,559
Koninklijke Ahold NV Sponsored ADR                                              6,743                   178,689
Koninklijke Philips Electronics  ADR                                            1,752                   300,140
Oce NV Sponsored ADR                                                            4,545                    60,789
Royal Dutch Petroleum Co. ADR                                                  11,888                   684,303
Royal PTT Nederland NV ADR                                                      2,998                   344,770
Unilever NV ADR                                                                 3,915                   188,409
Wolters Kluwer NV Sponsored ADR                                                 2,560                    58,790
World Equity Benchmark Securities - Netherlands Series                          4,870                   117,489
                                                                                                   ------------
                                                                                                      2,535,355
                                                                                                   ------------
SINGAPORE (0.89%)
World Equity Benchmark Securities - Singapore Series                           57,242                   422,160
                                                                                                   ------------
SPAIN (0.72%)
World Equity Benchmark Securities - Spain Series                               11,839                   338,891
                                                                                                   ------------
SWEDEN (0.45%)
World Equity Benchmark Securities - Sweden Series                               6,260                   213,622
                                                                                                   ------------
SWITZERLAND (5.65%)
Adecco SA Sponsored ADR                                                         1,136                   100,394
Credit Suisse Group Sponsored ADR                                               5,205                   259,045
Nestle S.A.                                                                     4,537                   406,576
Novartis AG  ADR                                                               12,096                   827,158
Roche Holdings Ltd. Sponsored ADR                                               5,728                   622,167
UBS AG Sponsored ADR                                                           27,604                   362,303
World Equity Benchmark Securities - Switzerland Series                          5,790                    89,745
                                                                                                   ------------
                                                                                                      2,667,388
                                                                                                   ------------
UNITED KINGDOM (0.93%)
World Equity Benchmark Securities - United Kingdom Series                      21,460                   438,589
                                                                                                   ------------
TOTAL COMMON STOCK (Cost $13,008,927)                                                                15,553,777
                                                                                                   ------------

                                                                          Principal
                                                                         ------------

SHORT-TERM INVESTMENTS (62.19%)

FEDERAL HOME LOAN BANK DISCOUNT CORP.  (45.30%)
5.60%, 04/10/00                                                             8,000,000                 7,988,927
5.69%, 05/10/00                                                             6,500,000                 6,460,378
5.76%, 05/25/00                                                             7,000,000                 6,941,536
                                                                                                   ------------
                                                                                                     21,390,841
                                                                                                   ------------

REPURCHASE AGREEMENT (16.89%)
Fifth Third Bank, 5.55%, dated 03/31/00,due 04/03/00,repurchase
Price $7,981378 (collateralized by FNMA Pool #535117, 7.50%, due
01/16/30, market value $8,140,000) (Cost $7,977,688)                        7,977,688                 7,977,688
                                                                                                   ------------

TOTAL SHORT-TERM INVESTMENTS (Cost $29,368,529)                                                      29,368,529
                                                                                                   ------------
TOTAL INVESTMENTS (Cost $42,377,456) (95.12%)                                                        44,922,306
OTHER ASSETS & LIABILITIES, NET (4.88%)                                                               2,303,881
                                                                                                   ------------
NET ASSETS (100%)                                                                                   $47,226,187
                                                                                                   ============

*Non-income producing investment.

ADR -- American Depository Receipt

Cost for federal income tax at March 31, 2000 was $42,377,456 and net unrealized appreciation consisted of:
Gross unrealized appreciation                                                                        $3,968,839
Gross unrealized depreciation                                                                        (1,423,989)
                                                                                                   ------------
Net unrealized appreciation                                                                          $2,544,850
                                                                                                   ============




FUTURES CONTRACTS OUTSTANDING - March 31, 2000
---------------------------------------------------------------------------------------------------------------
                                                                                                   Unrealized
                                                                          Total Value             Appreciation
Number of Contracts                                                      (U.S. Dollars)          (Depreciation)
-------------------                                                      --------------          --------------
79 CAC 40, delivery date 04/28/00                                          $4,741,814                 $(101,730)
24 DAX, delivery date 06/16/00                                              4,366,089                  (259,302)
90 FTSE 100, delivery date 06/16/00                                         9,477,425                   140,597
9 IBEX, delivery date 04/20/00                                              1,028,485                   (51,365)
4 MIB 30, delivery date 06/19/00                                              885,312                   (61,965)
96 NIKKEI 225, delivery date 06/13/00                                       9,544,776                   320,348
87 OMX, delivery date 04/28/00                                              1,395,877                  (105,514)
82 Currency futures, delivery date 06/21/00-Euro Dollar                     9,847,175                    (3,317)
63 Currency futures, delivery date 06/21/00-Japanese Yen                    7,802,550                   326,068
86 Currency futures, delivery date 06/21/00-British Pound                   8,567,750                    93,447
                                                                         ------------              ------------
                                                                          $57,657,253                  $297,267
                                                                         ============              ============

See notes to financial statements.





THE CAPSTONE SOCIAL ETHICS AND RELIGIOUS VALUES FUND
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) March 31, 2000
---------------------------------------------------------------------------------------------------------------------------------
                                        Money Market      Short-Term       Bond        Large Cap       Small Cap    International
                                            Fund           Bond Fund       Fund       Equity Fund     Equity Fund        Fund
                                       ------------------------------------------------------------------------------------------
ASSETS:
Investments, at value (identified cost
$19,487,092, $26,418,083, $69,764,531,
$149,322,152, $62,393,285 and $42,377,456
respectively) (Note 2)                   $19,487,092      $26,021,841     $65,649,669   $167,422,069    $78,083,567   $45,150,554
Cash                                              --               --               1              1             --            --
Cash at broker, margin accounts                   --               --              --             --             --     2,067,018
Receivables:
Fund shares sold                                  --               --              --        110,000             --        11,000
Dividends and interest                         6,404          427,083         991,774        127,919         34,735         2,709
Prepaid expenses                               5,477            7,209           8,588          7,042          8,612         7,206
                                         -----------      -----------     -----------   ------------    -----------   -----------
Total assets                              19,498,973       26,456,133      66,650,032    167,667,031     78,126,914    47,238,487
                                         -----------      -----------     -----------   ------------    -----------   -----------

LIABILITIES:
Payables:
Distributions payable                    $     8,643      $        --     $        --   $         --    $        --   $        --
Investments purchased                             --               --         259,278        451,838             --            --
12b-1 fees                                         5                4             373            816            157           135
Fund shares redeemed                              --               --             289            257             43           100
Due to Advisor                                    --            4,440          11,142         26,539         13,681         7,490
Accrued expenses                              10,564           12,637          14,928        (14,465          4,176         4,575
                                         -----------      -----------     -----------   ------------    -----------   -----------
Total liabilities                             19,212           17,081         286,010        464,985         18,057        12,300
                                         -----------      -----------     -----------   ------------    -----------   -----------
NET ASSETS                               $19,479,761      $26,439,052     $66,364,022   $167,202,046    $78,108,857   $47,226,187
                                         ===========      ===========     ===========   ============    ===========   ===========

NET ASSETS CONSIST OF:
Paid-in Capital                          $19,479,761      $26,936,751     $70,527,448   $145,035,816    $60,291,895   $39,463,216
Undistributed net investment income               --           34,398          88,060         17,079          5,427        37,285
Accumulated realized gain (loss)
on investments                                    --         (135,855)       (136,624      4,049,234      2,121,253     4,883,351
Net unrealized appreciation
(depreciation) on:
Investments                                       --         (396,242)     (4,114,862)    18,099,917     15,690,282     2,842,335
                                         -----------      -----------     -----------   ------------    -----------   -----------
Net Assets                               $19,479,761      $26,439,052     $66,364,022   $167,202,046    $78,108,857   $47,226,187
                                         ===========      ===========     ===========   ============    ===========   ===========

CLASS A SHARES (NOTE 1):
Net assets for 21,385, 650,
74,579, 91,831, 18,984 and 18,129
shares outstanding, respectively         $    21,385      $    15,895     $ 1,732,043   $  3,314,451    $   631,569   $   558,187
Net asset value, offering and
redemption price per Class A Share             $1.00           $24.46          $23.22         $36.09         $33.27        $30.79

CLASS C SHARES (NOTE 1):
Net assets for 19,458,376, 1,078,347,
2,776,321, 4,531,531, 2,324,800,
and 1,514,337 shares outstanding,
respectively                             $19,458,376      $ 26,423,157    $64,631,979   $163,887,595    $77,477,288   $46,668,000

Net asset value, offering and
redemption price per Class C share       $      1.00      $      24.50    $     23.28   $      36.17    $     33.33   $     30.82

See notes to financial statements.



THE CAPSTONE SOCIAL ETHICS AND RELIGIOUS VALUE FUND
STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED MARCH 31, 2000
(Unaudited)
---------------------------------------------------------------------------------------------------------------------------------
                                        Money Market      Short-Term       Bond        Large Cap       Small Cap    International
                                            Fund           Bond Fund       Fund       Equity Fund     Equity Fund        Fund
                                       ------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                               $  601,894         $   744,947    $ 1,859,447   $    17,316     $     6,840   $    724,005
Dividends                                      --                  --             --       838,007         268,877         87,209
                                       ----------         -----------    ------------  -----------     -----------   ------------
Total Investment Income                   601,894             744,947      1,859,447       855,323         275,717        811,214
                                       ----------         -----------    ------------  -----------     -----------   ------------

EXPENSES:
Investment advisory fees (Note 4)          10,798              19,505         48,053       108,423          53,800         32,186
Administration fee (Note 4)                 5,399               6,502         16,018        36,141          17,933         10,729
Accounting fee (Note 4)                    12,760              12,445         12,445        12,619          12,620         12,620
Custodian fees                              1,232               2,342          4,007         8,432           5,032          2,598
Transfer agency fees                        3,802               3,761          3,761         3,761           3,761          3,761
Distribution fees (Note 4)                      9                   6            383           948             177            141
Trustee expense (Note 4)                    2,281               2,256          2,256         2,256           2,256          2,256
Audit fees                                  2,535               3,353          2,507         2,507           2,507          2,507
Legal fees                                  2,281               2,256          2,256         2,256           2,256          2,256
Consulting fees                             2,692               3,251          8,009        18,071          8,967           5,364
Pricing fees                                   --               1,577          6,720         9,438           6,227          3,226
Registration fees                           5,069               7,606         11,597        18,086          10,835          8,469
Reports to shareholders                        --                 251            251           251             251            251
Other                                       4,556               2,535          5,216        10,882           5,754          3,725
                                       ----------         -----------    ------------  -----------     -----------   ------------
Total expenses before waivers              53,414              67,646        123,479       234,071         132,376         90,089
Fees waived (Note 4)                       (7,813)                 --             --            --              --             --
                                       ----------         -----------    ------------  -----------     -----------   ------------
Total expenses, net                        45,601              67,646        123,479       234,071         132,376         90,089
                                       ----------         -----------    ------------  -----------     -----------   ------------
Net investment income                     556,293             677,301      1,735,968       621,252         143,341        721,125
                                       ----------         -----------    ------------  -----------     -----------   ------------

REALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY:
Net realized gain (loss) on:
Investments                                    --            (97,752)          (2,405)   4,115,658       3,072,521      4,217,589
Net unrealized appreciation
(depreciation) during the period on:
Investments                                    --           (143,083)        (288,459)  18,347,749       9,712,293        905,730
                                       ----------         ----------     ------------  -----------     -----------     ----------
Net gain (loss) on investments
and currency                                   --           (240,835)        (290,864)  22,463,407      12,784,814      5,123,319
                                       ----------         ----------     ------------  -----------     -----------     ----------
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                        $  556,293         $  436,466     $  1,445,104  $23,084,659     $12,928,155     $5,844,444
                                       ==========         ==========     ============  ===========     ===========     ==========

See notes to financial statements.





THE CAPSTONE SOCIAL ETHICS AND RELIGIOUS VALUES FUND
STATEMENTS OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------
                                        Money Market      Short-Term       Bond        Large Cap       Small Cap    International
                                            Fund           Bond Fund       Fund       Equity Fund     Equity Fund        Fund
                                       ------------------------------------------------------------------------------------------

For the Six Months Ended March 31, 2000 (Unaudited)
INCREASE IN NET ASSETS
Operations:
Net investment income                  $   556,293         $   677,301   $ 1,735,968   $   621,252    $    143,341   $    721,125
Net realized gain (loss) on:
Investments                                     --             (97,752)       (2,405)    4,115,658       3,072,521      4,217,589
Net unrealized appreciation
(depreciation) during the period on:
Investments                                     --            (143,083)     (288,459)   18,347,749       9,712,293        905,730
                                       -----------         -----------   -----------   -----------    ------------    -----------
Net increase in net assets
resulting from operations                  556,293             436,466     1,445,104    23,084,659      12,928,155      5,844,444
                                       -----------         -----------   -----------   -----------    ------------    -----------
Distributions to shareholders from:
Net investment income
Class A                                       (468)              (193)       (18,948)       (5,621)           (356)        (2,589)
Class C                                   (555,825)          (667,330)    (1,691,745)     (624,193)       (139,680)      (702,305)
Net realized gain
Class A                                         --                  --            --        (6,284)         (1,378)        (2,594)
Class C                                         --                  --            --    (3,639,024)     (3,483,299)    (4,700,568)
                                       -----------         -----------   -----------   -----------    ------------    -----------
Total Distributions                       (556,293)           (667,523)   (1,710,693)   (4,275,122)     (3,624,713)    (5,408,056)
                                       -----------         -----------   -----------   -----------    ------------    -----------
Increase (decrease) in net assets
from Fund share transactions (Note 6)   (3,704,702)            742,273     6,285,918    15,910,636       1,233,144      4,941,581
                                       -----------         -----------   -----------   -----------    ------------    -----------
Increase (decrease) in net assets       (3,704,702)            511,216     6,020,329    34,720,173      10,536,586      5,377,969

NET ASSETS:
Beginning of period                     23,184,463          25,927,836    60,343,693   132,481,873      67,572,271     41,848,218
                                       -----------         -----------   -----------   -----------    ------------    -----------
End of period                          $19,479,761         $26,439,052   $66,364,022  $167,202,046     $78,108,857    $47,226,187
                                       ===========         ===========   ===========  ============     ===========    ===========
For the Year Ended September 30, 1999
INCREASE IN NET ASSETS
Operations:
Net investment income                  $1,102,144          $   765,470   $ 2,889,613  $    649,519     $   347,618    $ 1,341,924
Net realized gain (loss) on:
Investments                                    --              (38,104)     (134,219)    3,578,884       2,533,409        929,505
Foreign currency transactions                  --                   --            --            --              --      6,307,728
Net unrealized appreciation
(depreciation) during the period on:
Investments                                    --             (253,159)   (3,826,403)     (247,832)      5,977,989      1,926,555
Translation of assets and
liabilities in foreign currencies              --                   --            --            --              --         10,051
                                       ----------          -----------   -----------  ------------     -----------    -----------
Net increase (decrease) in net
assets resulting from operations        1,102,144              474,207    (1,071,009)    3,980,571       8,859,016     10,515,763
                                       ----------          -----------   -----------  ------------     -----------    -----------
Distributions to shareholders from:
Net investment income
Class A                                       (92)                  (9)         (106)         (367)            (16)          (120)
Class C                                (1,102,052)            (740,841)   (2,826,722)     (623,511)       (345,480)    (1,320,751)
Net realized gain
Class A                                        --                   --            --            --              --             (1)
Class C                                        --                   --            --            --              --     (1,868,308)
                                       ----------          -----------   -----------  ------------     -----------    -----------
Total Distributions                    (1,102,144)            (740,850)   (2,826,828)     (623,878)       (345,496)    (3,189,180)
                                       ----------          -----------   -----------  ------------     -----------    -----------
Increase in net assets from Fund
share transactions (Note 6)            23,184,463           26,194,479    64,241,530   129,125,180      59,058,751     34,521,635
                                       ----------          -----------   -----------  ------------     -----------    -----------
Increase in net assets                 23,184,463           25,927,836    60,343,693   132,481,873      67,572,271     41,848,218
Net Assets:
Beginning of period                            --                   --            --            --              --             --
                                      -----------          -----------   -----------  ------------     -----------    -----------
End of period                         $23,184,463          $25,927,836   $60,343,693  $132,481,873     $67,572,271    $41,848,218
                                      ===========          ===========   ===========  ============     ===========    ===========

See notes to financial statements.





CAPSTONE SOCIAL ETHICS AND RELIGIOUS VALUES FUND
FINANCIAL HIGHLIGHTS (Unaudited)
---------------------------------------------------------------------------------------------------------------------------------
The following tables include selected data for a share outstanding throughout each fiscal year or period and other performance information derived from financial statements. They should be read in conjunction with the financial statements and notes thereto.

                                                                                     Money Market Fund
                                                   ------------------------------------------------------------------------------
                                                                     Class A                                  Class C
                                                   --------------------------------------    ------------------------------------
                                                   For Six Months           For the Year       For Six Months        For the Year
                                                       ended                    ended              ended                 ended
                                                   March 31, 2000           September 30,      March 31, 2000        September 30,
                                                     (Unaudited)                1999            (Unaudited)               1999
                                                  ---------------          --------------     ----------------     ---------------
Net Asset Value -- Beginning of Period                      $1.00                   $1.00                $1.00               $1.00
                                                         --------                --------             --------            --------
Investment Operations:
Net investment income                                        0.03                    0.05                 0.03                0.05
Net realized and unrealized
gain (loss) on investments
and foreign currency transactions                            0.00                    0.00                 0.00                0.00
                                                         --------                --------             --------            --------
Total from investment operations                             0.03                    0.05                 0.03                0.05
                                                         --------                --------             --------            --------
Distributions:
From net investment income                                  (0.03)                  (0.05)               (0.03)              (0.05)
From net realized capital gain                                 --                      --                   --                  --
                                                         --------                --------             --------            --------
Total distributions                                         (0.03)                  (0.05)               (0.03)              (0.05)
                                                         --------                --------             --------            --------
Net Asset Value -- End of Period                            $1.00                   $1.00                $1.00               $1.00
                                                         ========                ========             ========            ========
Total Return 2                                               2.54%                   4.80%                2.61%               4.90%

Ratios of expenses to average net assets:
before fee waivers                                           0.60% 1                 0.52%                0.50% 1             0.42%
after fee waivers                                            0.53% 1                 0.36%                0.43% 1             0.26%
Ratios of net investment income
to average net assets:
before fee waivers                                           5.04% 1                 4.50%                5.14% 1             4.60%
after fee waivers                                            5.11% 1                 4.66%                5.21% 1             4.76%
Portfolio turnover rate                                       N/A                     N/A                  N/A                 N/A
Net assets, end of period                                 $21,385                 $14,356          $19,458,376         $23,170,107


                                                                                  Short-Term Bond Fund
                                                   ------------------------------------------------------------------------------
                                                                     Class A                                  Class C
                                                   --------------------------------------    ------------------------------------
                                                   For Six Months         For the Year       For Six Months        For the Year
                                                       ended                  ended              ended                 ended
                                                   March 31, 2000         September 30,      March 31, 2000        September 30,
                                                     (Unaudited)              1999            (Unaudited)               1999
                                                  ---------------        --------------     ----------------     ---------------
Net Asset Value -- Beginning of Period                     $24.68                $25.00               $24.72              $25.00
                                                         --------              --------             --------            --------
Investment Operations:
Net investment income                                        0.52                  0.68                 0.64                0.80
Net realized and unrealized gain
(loss) on investments and foreign
currency transactions                                       (0.13)                (0.23)               (0.23)              (0.30)
                                                         --------              --------             --------            --------
Total from investment operations                             0.39                  0.45                 0.41                0.50
                                                         --------              --------             --------            --------
Distributions:
From net investment income                                  (0.61)                (0.77)               (0.63)              (0.78)
From net realized capital gain                                 --                    --                   --                  --
                                                         --------              --------             --------            --------
Total distributions                                         (0.61)                (0.77)               (0.63)              (0.78)
                                                         --------              --------             --------            --------
Net Asset Value -- End of Period                           $24.46                $24.68               $24.50              $24.72
                                                         ========              ========             ========            ========
Total Return 2                                               1.59%                 1.84%                1.68%               2.05%

Ratios of expenses to average net assets:
before fee waivers                                           0.77% 1               0.79% 1              0.52% 1             0.54% 1
after fee waivers                                            0.77% 1               0.61% 1              0.52% 1             0.36% 1
Ratios of net investment income to average net assets:
before fee waivers                                           4.96% 1               4.34% 1              5.21% 1             4.59% 1
after fee waivers                                            4.96% 1               4.52% 1              5.21% 1             4.77% 1
Portfolio turnover rate                                     27.99%                47.85%               27.99%              47.85%
Net assets, end of period                                 $15,895                  $727          $26,423,157         $25,927,109

1 Annualized
2 Not annualized
3 Fund commenced operations on January 4, 1999.

See notes to financial statements.





CAPSTONE SOCIAL ETHICS AND RELIGIOUS VALUES FUND
FINANCIAL HIGHLIGHTS - continued
---------------------------------------------------------------------------------------------------------------------------------
                                                                                      Bond Fund
                                                   ------------------------------------------------------------------------------
                                                                     Class A                                  Class C
                                                   --------------------------------------    ------------------------------------
                                                   For Six Months           For the Year       For Six Months        For the Year
                                                       ended                    ended              ended                 ended
                                                   March 31, 2000           September 30,      March 31, 2000        September 30,
                                                     (Unaudited)                1999            (Unaudited)               1999
                                                  ---------------          --------------     ----------------     ---------------
Net Asset Value -- Beginning of Period                     $23.36                  $25.00               $23.40              $25.00
                                                         --------                --------             --------            --------
Investment Operations:
Net investment income                                        0.45                    1.06                 0.62                1.16
Net realized and unrealized
gain (loss) on investments
and foreign currency transactions                            0.00                   (1.57)               (0.13)              (1.62)
                                                         --------                --------             --------            --------
Total from investment operations                             0.45                   (0.51)                0.49               (0.46)
                                                         --------                --------             --------            --------
Distributions:
From net investment income                                  (0.59)                  (1.13)               (0.61)              (1.14)
From net realized capital gain                                 --                      --                   --                  --
                                                         --------                --------             --------            --------
Total distributions                                         (0.59)                  (1.13)               (0.61)              (1.14)
                                                         --------                --------             --------            --------
Net Asset Value -- End of Period                           $23.22                  $23.36               $23.28              $23.40
                                                         ========                ========             ========            ========
Total Return 2                                               1.98%                  (2.04)%               2.14%              (1.83)%

Ratios of expenses to average net assets:
before fee waivers                                           0.63% 1                 0.62%                0.38% 1             0.37%
after fee waivers                                            0.63% 1                 0.62%                0.38% 1             0.37%
Ratios of net investment
income to average net assets:
before fee waivers                                           5.17% 1                 4.69%                5.42% 1             4.94%
after fee waivers                                            5.17% 1                 4.69%                5.42% 1             4.94%
Portfolio turnover rate                                      2.04%                  17.09%                2.04%              17.09%
Net assets, end of period                              $1,732,043                  $8,466          $64,631,979         $60,335,227

                                                                               Large Cap Equity Fund
                                                   ------------------------------------------------------------------------------
                                                                     Class A                                  Class C
                                                   --------------------------------------    ------------------------------------
                                                   For Six Months           For the Year       For Six Months        For the Year
                                                       ended                    ended              ended                 ended
                                                   March 31, 2000           September 30,      March 31, 2000        September 30,
                                                     (Unaudited)                1999            (Unaudited)               1999
                                                  ---------------          --------------     ----------------     ---------------
Net Asset Value -- Beginning of Period                     $31.75                  $25.00               $31.79              $25.00
                                                         --------                --------             --------            --------
Investment Operations:
Net investment income                                        0.09                    0.22                 0.14                0.30
Net realized and unrealized gain
(loss) on investments and foreign
currency transactions                                        5.26                    6.80                 5.27                6.79
                                                         --------                --------             --------            --------
Total from investment operations                             5.35                    7.02                 5.41                7.09
                                                         --------                --------             --------            --------
Distributions:
From net investment income                                  (0.13)                  (0.27)               (0.15)              (0.30)
From net realized capital gain                              (0.88)                     --                (0.88)                 --
                                                         --------                --------             --------            --------
Total distributions                                         (1.01)                  (0.27)               (1.03)              (0.30)
                                                         --------                --------             --------            --------
Net Asset Value -- End of Period                           $36.09                  $31.75               $36.17              $31.79
                                                         ========                ========             ========            ========
Total Return 2                                              16.96%                  28.10%               17.12%              28.35%

Ratios of expenses to average net assets:
before fee waivers                                           0.57% 1                 0.63%                0.32% 1             0.38%
after fee waivers                                            0.57%(1)                0.63%                0.32% 1             0.38%
Ratios of net investment income
to average net assets:
before fee waivers                                           0.61% 1                 0.74%                0.86% 1             0.99%
after fee waivers                                            0.61% 1                 0.74%                0.86% 1             0.99%
Portfolio turnover rate                                     17.22%                 142.56%               17.22%             142.56%
Net assets, end of period                              $3,314,451                 $99,888         $163,887,595        $132,381,985

1 Annualized
2 Not annualized

See notes to financial statements.





CAPSTONE SOCIAL ETHICS AND RELIGIOUS VALUES FUND
FINANCIAL HIGHLIGHTS - continued
---------------------------------------------------------------------------------------------------------------------------------
                                                                               Small Cap Equity Fund
                                                   ------------------------------------------------------------------------------
                                                                     Class A                                  Class C
                                                   --------------------------------------    ------------------------------------
                                                   For Six Months           For the Year       For Six Months        For the Year
                                                       ended                    ended              ended                 ended
                                                   March 31, 2000           September 30,      March 31, 2000        September 30,
                                                     (Unaudited)                1999            (Unaudited)               1999
                                                  ---------------          --------------     ----------------     ---------------
Net Asset Value -- Beginning of Period                     $29.17                  $25.00               $29.21              $25.00
                                                         --------                --------             --------            --------
Investment Operations:
Net investment income                                        0.02                    0.14                 0.06                0.16
Net realized and unrealized gain
(loss) on investments and foreign
currency transactions                                        5.66                    4.17                 5.67                4.21
                                                         --------                --------             --------            --------
Total from investment operations                             5.68                    4.31                 5.73                4.37
                                                         --------                --------             --------            --------
Distributions:
From net investment income                                  (0.03)                  (0.14)               (0.06)              (0.16)
From net realized capital gain                              (1.55)                     --                (1.55)                 --
                                                         --------                --------             --------            --------
Total distributions                                         (1.58)                  (0.14)               (1.61)              (0.16)
                                                         --------                --------             --------            --------
Net Asset Value -- End of Period                           $33.27                  $29.17               $33.33              $29.21
                                                         ========                ========             ========            ========
Total Return 2                                              20.09%                  17.27%               20.24%              17.49%

Ratios of expenses to average net assets:
before fee waivers                                           0.62% 1                 0.66%                0.37% 1             0.41%
after fee waivers                                            0.62% 1                 0.66%                0.37% 1             0.41%
Ratios of net investment income
to average net assets:
before fee waivers                                           0.15% 1                 0.31%                0.40% 1             0.56%
after fee waivers                                            0.15% 1                 0.31%                0.40% 1             0.56%
Portfolio turnover rate                                     24.43%                  41.02%               24.43%              41.02%
Net assets, end of period                                $631,569                 $28,060          $77,477,288         $67,544,211
International Equity Fund

                                                                               International Equity Fund
                                                   ------------------------------------------------------------------------------
                                                                     Class A                                  Class C
                                                   --------------------------------------    ------------------------------------
                                                   For Six Months           For the Year       For Six Months        For the Year
                                                       ended                    ended              ended                 ended
                                                   March 31, 2000           September 30,      March 31, 2000        September 30,
                                                     (Unaudited)                1999            (Unaudited)               1999
                                                  ---------------          --------------     ----------------     ---------------
Net Asset Value -- Beginning of Period                     $30.54                  $25.00               $30.55              $25.00
                                                         --------                --------             --------            --------
Investment Operations:
Net investment income                                        0.44                    0.84                 0.52                0.99
Net realized and unrealized gain
(loss) on investments and foreign
currency transactions                                        3.73                    7.00                 3.69                6.91
                                                         --------                --------             --------            --------
Total from investment operations                             4.17                    7.84                 4.21                7.90
                                                         --------                --------             --------            --------
Distributions:
From net investment income                                  (0.49)                  (0.92)               (0.51)              (0.97)
From net realized capital gain                              (3.43)                  (1.38)               (3.43)              (1.38)
                                                         --------                --------             --------            --------
Total distributions                                         (3.92)                  (2.30)               (3.94)              (2.35)
                                                         --------                --------             --------            --------
Net Asset Value -- End of Period                           $30.79                  $30.54               $30.82              $30.55
                                                         ========                ========             ========            ========
Total Return 2                                              14.04%                  31.98%               14.19%              32.23%

Ratios of expenses to average net assets:
before fee waivers                                           0.67% 1                 0.64%                0.42% 1             0.39%
after fee waivers                                            0.67% 1                 0.64%                0.42% 1             0.39%
Ratios of net investment income
to average net assets:
before fee waivers                                           3.11% 1                 3.12%                3.36% 1             3.37%
after fee waivers                                            3.11% 1                 3.12%                3.36% 1             3.37%
Portfolio turnover rate                                     28.00%                  52.42%               28.00%              52.42%
Net assets, end of period                                $558,187                 $10,038          $46,668,000         $41,838,180

1 Annualized
2 Not annualized

See notes to financial statements.




CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
NOTES TO FINANCIAL STATEMENTS - March 31, 2000 (Unaudited)
-----------------------------------------------------------------------
(1) ORGANIZATION

The Capstone Social Ethics and Religious Values Fund (the "Trust") was organized as a Massachusetts business trust on April 13, 1998 and is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified open-end management investment company. The Trust currently consists of six diversified series: the Money Market Fund, the Short-Term Bond Fund, the Bond Fund, the Large Cap Equity Fund, the Small Cap Equity Fund, and the International Fund (each a "Fund" and collectively the "Funds"). Between the date of organization and October 1, 1998, the Funds had no operations other than those relating to organizational matters and the sale of 1 Class A share and 1 Class C share of the Large Cap Equity Fund to Capstone Asset Management Company ("Capstone"), the Trust's advisor and administrator for $50, and the sale of 4,000 Class C shares of the Large Cap Equity Portfolio to another shareholder for $100,000.

On October 1, 1998 each of the Funds acquired the net assets of separate Portfolios of a tax-exempt business trust which had been managed by Capstone. Each of these Portfolios had been managed following investment objectives similar to those of the Funds and their net assets consisted principally of investment securities. Class C shares of each Fund issued to affect these acquisitions were distributed to each of the Portfolios' beneficiaries in complete liquidation of the business trust.

The Trust is authorized to issue an unlimited number of shares of beneficial interest of $1.00 par value. The Fund currently offers two Classes of shares ("Class A" and "Class C"). Each Class of shares has equal rights as to earnings, assets and voting privileges, except that each Class bears different distribution expenses. Each Class of shares has exclusive voting rights with respect to matters that affect just that Class. Income, expenses (other than expenses attributable to a specific Class) and realized and unrealized gains or losses on investments are allocated to each Class of shares based on its relative net assets.

(2) INVESTMENT OBJECTIVES

As a matter of fundamental investment policy, each of the Funds will invest in companies that are managed is a socially responsible manner, reflecting certain ethical and religious values. Accordingly, the Funds will not invest in companies whose primary business is the manufacturing, operation or distribution of alcohol, caffeine or tobacco products, meat processing, pornography, or casinos and other gambling concerns.

The Money Market Fund's objective is to provide current income, stability of capital and liquidity by investing in other money market funds and short-term money market instruments. It seeks to maintain a constant net asset value of $1.00 per share, although there can be no assurance that this will be achieved.

The Short-Term Bond Fund's objective is to provide current income and relative capital stability by attempting to match the price and yield performance (before expenses) of a blended short-term index consisting of one-third U.S. Treasury securities, one-third U.S. government securities and one-third investment grade corporate obligations with maximum maturities of three years.

The Bond Fund's objective is to provide current income by attempting to match the price and yield performance (before expenses) of the Lehman Brothers Government/Corporate Bond Index. The Bond Fund will invest primarily in obligations of the U.S. Government, its agencies, and instrumentalities, and investment grade corporate obligations having a broad range of maturities.

The Large Cap Equity Fund's objective is to provide capital growth and income by attempting to match the performance (before expenses) of the S & P 500 Index. The Large Cap Equity Fund will invest primarily in the common stocks of large companies whose securities are widely held and have an active trading market.

The Small Cap Equity Fund's objective is to provide capital appreciation by attempting to match the performance (after expenses) of the S & P SmallCap 600 Index which consists of 600 stocks with smaller capitalization that those included in the S & P 500 Index. The Small Cap Equity Fund will invest primarily in equity securities of the type that are included in the index.

The International Fund's objective is to provide capital appreciation by attempting to match the performance and yield characteristics of the Morgan Stanley Capital International Europe, Australia, Far East Index, net of withholding taxes. The International Fund will invest primarily in securities with characteristics generally comparable to those included in this index or whose performance is expected to be comparable.

(3) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

A. SECURITY VALUATION

Portfolio equity securities which are primarily traded on security exchanges are valued at the last sale price on that exchange or, if there is no recent last sale price available, at the last current bid quotation. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. All other equity securities not so traded are valued at the last current bid quotation prior to the time of valuation.

Securities held by the Money Market Fund and other money market securities held by the other Funds are valued using the amortized cost method of valuation, which in the opinion of the Board of Trustees reflects fair market value.

Other debt securities are valued by using market quotations or independent pricing services which use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Other securities, including restricted securities, and other assets are valued at fair value as determined in good faith by the Board of Trustees.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. FEDERAL INCOME TAXES

It is the policy of the Funds to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax to the Funds. Therefore, no federal income or excise tax provisions are required.

D. SECURITY TRANSACTIONS, INCOME AND DISTRIBUTIONS

Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the specific identification basis. Interest income on debt securities is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to income over their respective lives. Dividends and distributions to shareholders are recorded on the ex-dividend date.

E. FORWARD EXCHANGE CONTRACTS

The Funds may enter into forward exchange contracts to hedge against foreign currency exchange risks. These contracts are valued daily and any appreciation or depreciation therein is included in the statement of assets and liabilities. Realized and unrealized gains and losses are included in the statement of operations.

F. FUTURES CONTRACTS

The Funds may invest in financial futures contracts. Upon entering into a futures contract the Fund is required to deposit with its futures broker cash or other securities equal to a certain percentage of the futures contract amount ("initial margin"). During the term of the futures contract payments are exchanged daily between the Fund and the futures broker in amounts equal to the appreciation or depreciation in the value of the futures contract ("variation margin"). The Funds recognize gains or losses equal to the variation margin payments paid or received. Futures contracts involve market risks is excess of the amounts recognized in the statement of assets and liabilities, Additionally, there is a risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

G. REPURCHASE AGREEMENTS

In connection with transactions in repurchase agreements, it is the Funds' policy that their custodian bank take possession of the underlying collateral securities, the fair value of which must be equal to the principal amount of the repurchase agreement including accrued interest throughout the term of the repurchase agreement. If the seller defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

H. ORGANIZATION EXPENSES

Capstone has agreed to bear all of the costs incurred in connection with the organization and registration of the Trust's shares.

I. USE OF ESTIMATES

In preparing financial statements in accordance with generally accepted accounting principles, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

(4) INVESTMENT ADVISOR AND ADMINISTRATOR

Capstone serves as each Fund's advisor and administrator. Pursuant to the terms of the Investment Advisory Agreement, Capstone shall have full discretion to manage the assets of the Funds in accordance with their investment objectives. As compensation for its services each Fund pays Capstone, on a monthly basis, an investment advisory fee. The advisory fees for the Money Market Fund are calculated at the annual rate of 0.10% of the Money Market Fund's average daily net assets. The advisory fees for all of the other Funds are calculated at the annual rate of 0.15% on the first $500 million of the other Funds' collective average daily net assets and then allocated to each Fund based upon relative net assets. The rate declines to 0.10% on the next $250 million of average daily net assets, 0.075% on the next $250 of average daily net assets, and to 0.05% on collective average daily net assets in excess of $1 billion.

Pursuant to the terms of the Administration Agreement, Capstone will supervise the Fund's daily business affairs, coordinate the activities of persons providing services to the Fund, and furnish office space and equipment to the Fund. As compensation for its services Capstone receives a monthly fee from each Fund calculated at the annual rate of 0.05% of each Fund's average daily net assets.

Capstone has voluntarily agreed to waive its investment advisory and administrative fees for the Money Market Fund, resulting in waivers of investment advisory fees for the period ended March 31, 2000 of $5,209 and waivers of administrative fees for the period ended March 31, 2000 of $2,604. These waivers are voluntary and may be discontinued at any time.

(5) DISTRIBUTION PLAN AND OTHER TRANSACTIONS WITH AFFILIATES

Capstone Asset Planning Company (the "Distributor") serves as the Trust's principal underwriter pursuant to a Distribution Agreement. The Distributor is an affiliate of Capstone.

The Class A shares of each Fund have adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12(b)-1 under the 1940 Act. The Plan provides that the Class A shares will make payments to the Distributor to compensate the Distributor for expenditures incurred by it in connection with the distribution of Class A shares and for the provision of certain stockholder services including but not limited to the payment of compensation to security dealers and other financial organizations to obtain various distribution related and/or administrative services for the Fund. As compensation for its services the Distributor receives a monthly fee calculated at the annual rate of 0.10% of the average daily net assets of the Class A shares of the Money Market Fund and 0.25% of the average daily net assets of the Class A shares of the other Funds.

Certain officers of the Trust are also officers of Capstone and the Distributor.

(6) SHARES OF CAPITAL STOCK

All Funds - The authorized capital stock of the funds is unlimited in shares, with a par value of $1.00 per share. Transactions in shares of capital stock, for the period from October 1, 1999 to March 31, 2000, were as follows:




                                                  Class A                                     Class C
                                                 ---------                                   ---------
                                         Shares             Dollars                  Shares               Dollars
                                         ------             -------                  ------               -------
Money Market Fund:
Sold                                     28,575      $       28,575               4,085,288        $    4,085,288
Reinvested                                  454                 454                 525,270               525,270
Redeemed                                (22,000)            (22,000)             (8,322,289)           (8,322,289)
                                 --------------      --------------          --------------        --------------
Net Increase (decrease)                   7,029      $        7,029              (3,711,731)       $   (3,711,731)
                                 ==============      ==============          ==============        ==============

Short-Term Bond Fund:
Sold                                        613      $       15,000                   9,994        $      247,516
Reinvested                                    8                 188                  25,021               612,767
Redeemed                                     --                  --                  (5,416)             (133,198)
                                 --------------      --------------          --------------        --------------
Net Increase                                621      $       15,188                  29,599        $      727,085
                                 ==============      ==============          ==============        ==============

Bond Fund:
Sold                                     74,074      $    1,712,175                 189,241        $    4,379,033
Reinvested                                  819              18,943                  11,386               262,383
Redeemed                                   (676)            (15,655)                 (3,089)              (70,961)
                                 --------------      --------------          --------------        --------------
Net Increase                             74,217      $    1,715,463                 197,538        $    4,570,455
                                 ==============      ==============          ==============        ==============

Large Cap Equity Fund:
Sold                                     93,555      $    3,166,895                 571,034        $   19,937,241
Reinvested                                  337              11,899                  17,713               616,551
Redeemed                                 (5,207)           (173,353)               (221,286)           (7,648,597)
                                 --------------      --------------          --------------        --------------
Net Increase                             88,685      $    3,005,441                 367,461        $   12,905,195
                                 ==============      ==============          ==============        ==============

Small Cap Equity Fund:
Sold                                     19,371      $      644,602                  92,735        $    3,062,309
Reinvested                                   56               1,732                  26,221               786,261
Redeemed                                 (1,405)            (44,919)               (106,520)           (3,216,841)
                                 --------------      --------------          --------------        --------------
Net Increase                             18,022      $      601,415                  12,436        $      631,729
                                 ==============      ==============          ==============        ==============

International Fund:
Sold                                     17,755      $      537,127                 134,538        $    4,097,634
Reinvested                                  172               5,183                  10,472               313,881
Redeemed                                   (136)             (4,185)                   (263)               (8,059)
                                 --------------      --------------          --------------        --------------
Net Increase                             17,791      $      538,125                 144,747        $    4,403,456
                                 ==============      ==============          ==============        ==============

Transactions in shares of capital stock, for the period from October 1, 1998, except for Short Term Bond Fund which commenced operations on January 4, 1999, to September 30, 1999, were as follows:


                                                  Class A                                     Class C
                                                 ---------                                   ---------
                                         Shares             Dollars                  Shares               Dollars
                                         ------             -------                  ------               -------
Money Market Fund:
Shares issued in connection
with taxable reorganization                          $           --               4,875,832        $    4,875,832
Sold                                     20,520              20,520              22,595,027            22,595,027
Reinvested                                   91                  91               1,026,431             1,026,431
Redeemed                                 (6,255)             (6,255)             (5,327,183)           (5,327,183)
                                 --------------      --------------          --------------        --------------
Net Increase                             14,356      $       14,356              23,170,107        $   23,170,107
                                 ==============      ==============          ==============        ==============

Short-Term Bond Fund:
Sold                                         36      $          925               1,032,003        $   25,782,734
Reinvested                                    1                   9                  27,239               673,311
Redeemed                                     (8)               (202)                (10,494)             (262,298)
                                 --------------      --------------          --------------        --------------
Net Increase                                 29      $          732               1,048,748        $   26,193,747
                                 ==============      ==============          ==============        ==============

Bond Fund:
Shares issued in connection
with taxable reorganization                          $           --               2,059,228        $   51,480,690
Sold                                        366               8,672                 517,213            12,697,515
Reinvested                                    5                 106                   8,655               204,413
Redeemed                                     (9)               (199)                 (6,313)             (149,667)
                                 --------------      --------------          --------------        --------------
Net Increase                                362      $        8,579               2,578,783        $   64,232,951
                                 ==============      ==============          ==============        ==============

Large Cap Equity Fund:
Shares issued in connection
with taxable reorganization                          $           --                 921,070        $   23,026,741
Sold                                      3,648             120,440               3,406,150           111,291,896
Reinvested                                    6                 186                   3,414               107,546
Redeemed                                   (508)            (17,125)               (166,564)           (5,404,504)
                                 --------------      --------------          --------------        --------------
Net Increase                              3,146      $      103,501               4,164,070        $  129,021,679
                                 ==============      ==============          ==============        ==============

Small Cap Equity Fund:
Shares issued in connection
with taxable reorganization                          $           --               1,737,033        $   43,425,834
Sold                                      1,005              29,884                 596,450            16,165,914
Reinvested                                    1                  16                     364                10,258
Redeemed                                    (44)             (1,270)                (21,483)             (571,885)
                                 --------------      --------------          --------------        --------------
Net Increase                                962      $       28,630               2,312,364        $   59,030,121
                                 ==============      ==============          ==============        ==============

International Fund:
Shares issued in connection
with taxable reorganization                          $           --               1,282,187        $   32,054,682
Sold                                        331              10,092                  83,439             2,350,109
Reinvested                                    4                 120                   3,768               106,826
Redeemed                                     (6)               (194)                     --                    --
                                 --------------      --------------          --------------        --------------
Net Increase                                329      $       10,018               1,369,394        $   34,511,617
                                 ==============      ==============          ==============        ==============



(7) INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term securities securities) by the Funds for the period from October 1, 1999 to March 31, 2000 were as follows:

                                  Purchases                   Sales
                                --------------              --------

Short-Term Bond Fund             $32,433,331              $ 2,765,539
Bond Fund                          7,451,242                1,203,356
Large Cap Equity Fund             33,862,739               21,724,930
Small Cap Equity Fund             17,439,389               19,753,731
International Fund                 4,071,579                4,165,271

(8) TAX MATTERS

Each Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income, including any net realized gains on investments, to shareholders.
Accordingly, no provision for federal income or excise tax has been made.

Income and capital gains of the Funds are determined in accordance with both tax regulations and generally accepted accounting principles. Such may result in temporary and permanent differences between tax basis earnings and earnings reported for financial statement purposes. Temporary differences that result in over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences in the recognition of earnings are reclassified to additional paid- in capital. Distributions in excess of tax-basis earnings are recorded as a return of capital.

Capital Loss Carryforwards -- At September 30, 1999, the following Funds had, for federal income tax purposes, capital loss carryforwards available to offset future net realized capital gains.

                                                  Expiring
                                                  in 2007
                                            ------------------
Short-Term Bond Fund                             $ 38,104
Bond Fund                                         134,219


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CAPSTONE
SERV FUNDS


EQUITY
* LARGE CAP EQUITY FUND
* SMALL CAP EQUITY FUND


FIXED INCOME
* MONEY MARKET FUND
* SHORT-TERM BOND FUND
* BOND FUND


INTERNATIONAL
* INTERNATIONAL FUND


For more complete information about the SERV Funds, including charges and expenses, contact the Distributor at the address below to receive a prospectus. Please read it carefully before you invest or send money.


CAPSTONE ASSET PLANNING COMPANY
5847 San Felipe, Suite 4100
Houston, Texas 77057
1-800-262-6631